First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Principal Amount ($)			Value
		ASSET-BACKED SECURITIES — 15.1%
30,000,000	[1]	Arts SPV S.r.l. 10.650% (3-Month Euribor+855 basis points), 11/30/2041[2,3,4]	$35,462,334
		Banco Santander, S.A.
10,255,669	[1]	Series 2024-1 CLN, 11.035% (3-Month Euribor+900 basis points), 6/20/2030[2,3,4]	12,215,660
5,196,911	[1]	Series Syntotta 5, 10.069% (3-Month Euribor+800 basis points), 12/27/2043[2,3,4]	6,178,962
2,115,570	[1]	Series Syntotta 4, 11.055% (3-Month Euribor+900 basis points), 5/2/2045[2,3,4]	2,526,121
18,400,000	[1]	8.809% (3-Month Euribor+675 basis points), 6/26/2045[2,3]	21,624,163
4,033,722	[1]	BNP Paribas Series S1 MEZZ, 11.525% (3-Month Euribor+950 basis points), 10/12/2032[2,3,4]	4,784,243
2,435,233		BNP Paribas - Broadway Series 1, Class JNR, 12.014% (1-Month Term SOFR+800 basis points), 4/12/2031[2,3,4,5,6]	2,448,924
13,164,922		Craft Ltd. Series 2021-1X, Class CLN, 12.630% (3-Month Term SOFR+876 basis points), 2/21/2029[2,3,4,5,6]	15,432,395
9,500,000	[1]	Deutsche Bank AG Series 2025-1X, Class CLN, 11.565% (3-Month Euribor+950 basis points), 10/25/2035[2,3,4,5]	11,179,878
		Granville Ltd.
28,000,000		Series 25-1X, 10.210% (1-Month Term SOFR+650 basis points), 2/15/2030[2,3,4]	27,696,340
7,500,000		Series 2023-1X, Class E2, 14.079% (SOFR+0 basis points), 7/31/2031[2,3,4]	7,637,227
27,038,068	[1]	Gregory SPV S.R.L. Series 32XC, 9.766% (3-Month Euribor+775 basis points), 12/30/2045[2,3,4]	31,835,172
		Landesbank Baden-Wuerttemberg
10,251,637	[1]	Series LION-5 MEZ, 11.074% (3-Month Euribor+900 basis points), 7/31/2034[2,3,4]	12,369,120
18,700,954	[1]	Series LION-6 SNR, 9.724% (3-Month Euribor+765 basis points), 10/30/2036[2,3,4]	22,145,192
14,400,000	[1]	Series LION 2025-1 MEZ, 9.310% (3-Month Euribor+725 basis points), 10/30/2037[2,3,4]	16,923,258
		Lloyds Bank PLC
6,126,863	[1]	Series 2023-1 Z, 14.844% (SONIA+1,088 basis points), 11/19/2029[2,3,4]	8,631,450
5,000,000	[1]	8.475% (SONIA+450 basis points), 12/16/2030[2,3,4]	6,752,561
18,942,980	[1]	11.325% (SONIA+735 basis points), 12/16/2030[2,3,4]	25,670,815
10,000,000		Manitoulin Ltd. Series 2023-1X, 14.190% (SOFR+1,025 basis points), 11/1/2028[2,3,4]	9,761,650
13,725,003		Mespil Securities No.3 Designated Activity Company Series 2024-1, Class B, 13.160% (2-Month Term SOFR+950 basis points), 7/28/2032[2,3,4,6]	13,811,772
3,000,000	[1]	Nightingale Ltd. Series 2021-1 LF, 14.719% (SONIA+1,075 basis points), 4/1/2028[2,3,4]	4,043,672
		PYMES Magdalena
42,500,000	[1]	Series 12, Class NOTE, 9.010% (3-Month Euribor+700 basis points), 12/31/2039[2,3,4,5]	50,566,459
6,278,293	[1]	Series 7, Class NOTE, 12.002% (3-Month Euribor+1,000 basis points), 12/23/2042[2,3,4,5]	7,685,511

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)			Value
		ASSET-BACKED SECURITIES (Continued)
10,109,951	[1]	Series 11, Class NOTE, 8.538% (3-Month Euribor+650 basis points), 7/4/2054[2,3,4,5]	$11,963,819
		Santander Consumer Finance, S.A.
27,385,783	[1]	Series 2023-1, Class B, 10.490% (3-Month CIBOR+850 basis points), 10/31/2033[2,3,4,5]	4,389,236
100,427,438	[1]	Series 2024-1, 8.504% (3-Month STIBOR+665 basis points), 12/25/2034[2,3,4]	10,952,061
282,969,000	[1]	8.640% (3-Month CIBOR+665 basis points), 6/25/2035[2,3,4]	44,666,646
		Santander UK PLC
8,500,000	[1]	11.475% (SONIA+750 basis points), 4/22/2032[2,3,4]	11,457,070
4,853,951	[1]	Series 2023-2 F2, 14.969% (SONIA+1,100 basis points), 4/22/2033[2,3,4]	6,676,685
9,568,800	[1]	Series 2024-2 F, 14.950% (SONIA+0 basis points), 5/22/2034[2,3,4]	13,153,572
19,000,000		St. Lawrence Corp. Series 2023-1X, Class MEZZ, 13.690% (1-Month Term SOFR+975 basis points), 5/25/2033[2,3,4,5,6]	19,090,573
4,782,261	[1]	Vale Securities Finance Series 2023-1, Class B, 11.565% (3-Month Euribor+950 basis points), 7/28/2032[2,3,4,5]	5,763,453
		TOTAL ASSET-BACKED SECURITIES (Cost $457,663,259)	485,495,994
		BANK LOANS — 14.7%
		Accuray, Inc.
2,813,542		1.000%, Delay Draw, 6/5/2030[4,7]	2,810,611
19,109,243		8.699% Cash, 6.000% PIK, Term Loan (30-Day SOFR Average+1,050 basis points), 6/5/2030[3,4,8]	14,983,592
2,943,361		Advantage Capital Holdings, LLC 8.000% Cash, 5.000% PIK, Term Loan, 4/14/2027[4,8,9]	2,840,344
16,500,000		Byoma U.S., Inc. 9.812%, Term Loan (30-Day SOFR Average+600 basis points), 11/17/2027[3,4]	16,170,000
7,350,000		C3 Rentals, LLC 12.000%, Term Loan, 4/22/2027[4,9]	7,460,250
43,000,000		Catalyst Brands, LLC 12.109%, Term Loan, 9/17/2030[4,9]	43,000,000
5,337,660		CherCo, LLC 0.000% Cash, 42.675% PIK, Term Loan, 9/1/2027[4,8]	5,337,660
1,602,288		CIRE Alto OpCo, LLC 24.090%, Term Loan, 3/31/2026[4,9]	1,571,684
17,368,750		Connect America.com, LLC 9.752%, Term Loan, 12/31/2028[4,9]	17,004,006
		Craftmark Bakery Holdings, LLC
538,461		8.917%, Revolver (3-Month Term SOFR+0 basis points), 5/6/2031[3,4,7]	533,615
440,328		9.090%, Delay Draw (3-Month Term SOFR+525 basis points), 5/6/2031[3,4,7]	436,365
15,039,231		9.090%, Term Loan (3-Month Term SOFR+525 basis points), 5/6/2031[3,4]	14,903,878
22,942,500		Dorel Industries, Inc. 12.189%, Term Loan (3-Month Term SOFR+0 basis points), 9/29/2030[3,4]	21,518,539

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
45,000,000	Family Dollar Stores, LLC 10.300%, Term Loan (30-Day SOFR Average+650 basis points), 7/3/2028[3,4]	$45,000,000
	Fenix Topco, LLC
515,991	10.430%, Delay Draw (3-Month Term SOFR+0 basis points), 4/2/2027[3,4,7]	496,899
8,604,143	13.510%, Term Loan, 3/28/2029[4,9]	8,285,790
3,386,835	1.000%, Delay Draw, 3/28/2029[4,10]	—
25,000,000	Fortress Goodyear Chemical 9.785%, Term Loan (90-Day SOFR Average+575 basis points), 10/31/2026[3,4]	24,375,000
	GT Independence Services, LLC
12,000,000	8.812%, Delay Draw (30-Day SOFR Average+500 basis points), 11/18/2027[3,4,7]	11,869,880
1,105,263	8.812%, Revolver, 11/18/2030[4,7]	1,093,278
21,205,958	Ipsen Group Holding GmbH 7.416% Cash, 7.250% PIK, Term Loan, 7/31/2029[4,8,9]	20,569,416
6,912,500	Leonard Valve Company, LLC 9.186%, Term Loan (3-Month Term SOFR+550 basis points), 9/30/2027[3,4]	6,912,500
5,764,233	Litigation Trust Class A- 1 DIP Interest 0.000% Cash, 10.000% PIK, 12/31/2026[4,8,9]	5,764,233
2,741,941	Litigation Trust Class A- 2 Bridge Interest 0.000% Cash, 10.000% PIK, Bridge, 10/31/2026[4,8,9]	2,741,941
7,131,412	Litigation Trust Class A- 2 DIP Interest 0.000% Cash, 10.000% PIK, 12/31/2026[4,8,9]	7,131,412
757,554	Litigation Trust Other Claims 0.000%, Bridge, 10/31/2026[4]	757,554
6,391,359	Lucky Bucks Holdings, LLC 12.500%, Term Loan, 5/29/2028[4,11]	425,000
	Medical Technology Solutions, LLC
6,514,922	9.062%, Term Loan (30-Day SOFR Average+525 basis points), 6/3/2032[3,4]	6,443,714
1,031,250	0.500%, Revolver (30-Day SOFR Average+525 basis points), 6/3/2032[4,10]	—
3,437,500	1.000%, Delay Draw (30-Day SOFR Average+525 basis points), 6/3/2032[4,10]	—
	Minds + Assembly, LLC
17,126,484	9.002%, Term Loan, 10/28/2026[4,9]	17,057,978
2,490,971	9.177%, Term Loan, 3/31/2028[4,9]	2,466,061
950,521	0.500%, Revolver, 5/3/2029[4,10]	—
37,415,385	Nephorn Pharmaceuticals Corp. 13.491%, Term Loan, 1/31/2028[4,9]	37,228,308
	NMA Holdings, LLC
8,385,882	8.701%, Term Loan (3-Month Term SOFR+0 basis points), 1/2/2028[3,4]	8,352,339
386,294	9.026%, Delay Draw, 7/7/2028[4,7,9]	384,749
1,411,765	0.500%, Revolver, 12/18/2030[4,10]	—
24,413,105	Progress Lighting, LLC 13.870%, Term Loan (3-Month Term SOFR+1,000 basis points), 9/18/2029[3,4]	23,825,596
	Riccobene Associates
7,205,967	8.466%, Term Loan (1-Month Term SOFR+475 basis points), 11/12/2027[3,4]	7,173,541

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
1,243,417	8.486%, Delay Draw, 1/10/2028[4,7,9]	$1,237,821
744,249	0.500%, Revolver, 10/31/2030[4,10]	—
49,884,179	Shryne Group, Inc. 15.357%, Term Loan, 5/26/2026[4,9]	49,884,179
3,372,380	Steward Health Care System, LLC 10.000%, Bridge, 5/28/2026[4]	—
	Summit Spine & Joint Centers
121,269	8.466%, Revolver (3-Month Term SOFR+0 basis points), 3/18/2028[3,4,7]	121,875
13,335,793	8.913%, Term Loan, 3/18/2028[4,9]	13,382,468
4,042,289	1.000%, Delay Draw, 3/25/2031[4,10]	—
	Vomela Purchaser, LLC
1,978,900	1.000%, Delay Draw, 12/31/2029[4,7]	1,959,111
14,792,205	9.500%, Term Loan (1-Month Term SOFR+575 basis points), 12/31/2029[3,4]	14,496,361
5,489,187	West Side Holdco, LLC 13.000%, Term Loan, 9/3/2027[4,9]	5,763,646
	TOTAL BANK LOANS (Cost $477,288,329)	473,771,194

Number of Shares
	CLOSED-END FUNDS — 4.4%
2,813,182	Cliffwater Enhanced Lending Fund - Class I	30,410,495
2,606,317	Opportunistic Credit Interval Fund - Class I12	30,546,029
1,092,644	Palmer Square Capital BDC, Inc.[12]	13,319,330
2,672,816	Pomona Investment Fund LP13	43,759,080
375,206	StepStone Private Markets - Class I	22,853,804
	TOTAL CLOSED-END FUNDS (Cost $128,559,974)	140,888,738

Principal Amount ($)
	COLLATERALIZED LOAN OBLIGATIONS — 16.5%
	720 East CLO Ltd.
500,000	Series 2023-IA, Class DR, 7.905% (3-Month Term SOFR+400 basis points), 4/15/2038[3,5,6,14]	502,429
1,250,000	Series 2023-2A, Class D1R, 6.925% (3-Month Term SOFR+275 basis points), 10/15/2038[3,5,6,14]	1,256,928
500,000	Series 2023-2A, Class ER, 9.675% (3-Month Term SOFR+550 basis points), 10/15/2038[3,5,6,14]	503,354
9,000,000	ABPCI Highland Park CLO 9.810%, 12/23/2030[7]	9,000,000
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 6.684% (3-Month Term SOFR+280 basis points), 7/20/2031[3,5,6,14]	1,003,355

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
		Apidos CLO Ltd.
1,500,000		Series 2015-23A, Class DRR, 6.505% (3-Month Term SOFR+260 basis points), 4/15/2033[3,5,6,14]	$1,506,715
1,000,000		Series 2017-28A, Class C1R, 7.124% (3-Month Term SOFR+285 basis points), 10/20/2038[3,5,6,14]	1,008,390
500,000		Ares CLO Ltd. Series 2022-63A, Class D2R, 8.633% (3-Month Term SOFR+435 basis points), 10/15/2038[3,5,6,14]	502,560
9,000,000	[1]	Arini CLO Series 7A, Class SUB, 0.000%, 1/15/2039[5,7,9,14]	10,716,028
		Bain Capital Credit CLO Ltd.
1,000,000		Series 2023-1A, Class A1R, 5.294% (3-Month Term SOFR+140 basis points), 7/16/2038[3,5,6,14]	1,000,704
1,000,000		Series 2023-1A, Class D1R, 7.094% (3-Month Term SOFR+320 basis points), 7/16/2038[3,5,6,14]	1,008,418
1,000,000		Series 2023-1A, Class D2R, 7.844% (3-Month Term SOFR+395 basis points), 7/16/2038[3,5,6,14]	1,005,320
		Ballyrock CLO Ltd.
1,750,000		Series 2021-17A, Class C1R, 6.584% (3-Month Term SOFR+270 basis points), 10/20/2038[3,5,6,14]	1,761,937
750,000		Series 2021-17A, Class DR, 9.984% (3-Month Term SOFR+610 basis points), 10/20/2038[3,5,6,14]	739,274
1,500,000		Series 2019-2A, Class C1R3, 6.589% (3-Month Term SOFR+270 basis points), 10/25/2038[3,5,6,14]	1,508,307
500,000		Series 2019-2A, Class C2R3, 7.839% (3-Month Term SOFR+395 basis points), 10/25/2038[3,5,6,14]	500,169
		Barings CLO Ltd.
500,000		Series 2021-1A, Class D, 7.020% (3-Month Term SOFR+316 basis points), 4/25/2034[3,5,6,14]	501,812
500,000		Series 2025-7A, Class D1, 6.428% (3-Month Term SOFR+270 basis points), 1/15/2038[3,5,6,14]	499,980
1,000,000		Series 2023-1A, Class D1R, 7.284% (3-Month Term SOFR+340 basis points), 4/20/2038[3,5,6,14]	1,005,310
500,000		Series 2023-1A, Class D2R, 8.884% (3-Month Term SOFR+500 basis points), 4/20/2038[3,5,6,14]	502,557
1,000,000		Battalion CLO Ltd. Series 2020-15A, Class BR, 5.382% (3-Month Term SOFR+150 basis points), 1/17/2033[3,5,6,14]	999,750
		Benefit Street Partners CLO Ltd.
1,000,000		Series 2019-17A, Class D1R2, 7.055% (3-Month Term SOFR+315 basis points), 10/15/2037[3,5,6,14]	1,008,691
1,000,000		Series 2024-36A, Class D1, 6.808% (3-Month Term SOFR+295 basis points), 1/25/2038[3,5,6,14]	1,005,284

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
4,000,000	BFNS, LLC Series 2022-1A, Class C, 7.000%, 7/10/2035[3,5,6,14]	$3,510,876
1,000,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 7.205% (3-Month Term SOFR+330 basis points), 4/15/2035[3,5,6,14]	1,002,363
	Bryant Park Funding Ltd.
750,000	Series 2021-17RA, Class ER, 10.814% (3-Month Term SOFR+693 basis points), 1/20/2038[3,5,6,14]	750,966
875,000	Series 2023-20A, Class DR, 7.305% (3-Month Term SOFR+340 basis points), 4/15/2038[3,5,6,14]	878,677
750,000	Series 2023-21A, Class ER, 9.161% (3-Month Term SOFR+525 basis points), 10/18/2038[3,5,6,14]	750,082
1,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-4A, Class CR2, 6.434% (3-Month Term SOFR+255 basis points), 7/20/2032[3,5,6,14]	999,158
1,000,000	CIFC Funding Ltd. Series 2018-2A, Class D1R, 6.934% (3-Month Term SOFR+305 basis points), 10/20/2037[3,5,6,14]	1,010,774
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A, Class DR, 7.016% (3-Month Term SOFR+311 basis points), 10/15/2030[3,5,6,14]	1,000,000
	Dryden CLO Ltd.
2,140,000	Series 2022-113A, Class D1R3, 6.905% (3-Month Term SOFR+300 basis points), 10/15/2037[3,5,6,14]	2,154,133
750,000	Series 2023-102A, Class D1R, 6.805% (3-Month Term SOFR+290 basis points), 10/15/2038[3,5,6,14]	754,148
750,000	Series 2023-102A, Class ER, 9.755% (3-Month Term SOFR+585 basis points), 10/15/2038[3,5,6,14]	752,708
1,000,000	Series 2025-120A, Class E, 9.146% (3-Month Term SOFR+545 basis points), 1/15/2039[3,5,6,14]	1,000,000
	Dryden Senior Loan Fund
750,000	Series 2013-30A, Class DR, 6.713% (3-Month Term SOFR+286 basis points), 11/15/2028[3,5,6,14]	754,223
1,000,000	Series 2013-30A, Class ER, 9.863% (3-Month Term SOFR+601 basis points), 11/15/2028[3,5,6,14]	1,003,613
1,500,000	Series 2013-26A, Class DR, 6.866% (3-Month Term SOFR+296 basis points), 4/15/2029[3,5,6,14]	1,504,982
750,000	Series 2017-54A, Class D, 7.246% (3-Month Term SOFR+336 basis points), 10/19/2029[3,5,6,14]	752,509
1,270,000	Series 2017-49A, Class DR, 7.546% (3-Month Term SOFR+366 basis points), 7/18/2030[3,5,6,14]	1,274,242
750,000	Series 2016-45A, Class DRR, 6.955% (3-Month Term SOFR+305 basis points), 10/15/2030[3,5,6,14]	753,547

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Eaton Vance CLO Ltd. Series 2013-1A, Class AR4, 5.245% (3-Month Term SOFR+134 basis points), 10/15/2038[3,5,6,14]	$1,002,476
123,643	Elevation CLO Ltd. Series 2018-10A, Class AR, 4.804% (3-Month Term SOFR+92 basis points), 10/20/2031[3,5,6,14]	123,793
	Elmwood CLO Ltd.
1,250,000	Series 2021-3A, Class DR2, 6.934% (3-Month Term SOFR+305 basis points), 7/20/2038[3,5,6,14]	1,256,786
1,000,000	Series 2021-3A, Class ER2, 9.834% (3-Month Term SOFR+595 basis points), 7/20/2038[3,5,6,14]	1,004,833
1,000,000	Series 2022-6A, Class D1R2, 6.611% (3-Month Term SOFR+270 basis points), 10/17/2038[3,5,6,14]	1,005,542
750,000	Series 2022-6A, Class ER2, 9.061% (3-Month Term SOFR+515 basis points), 10/17/2038[3,5,6,14]	752,615
1,000,000	Series 2022-1A, Class A1R, 5.184% (3-Month Term SOFR+130 basis points), 10/20/2038[3,5,6,14]	1,002,033
1,000,000	Empower CLO Ltd. Series 2025-1A, Class D2, 8.384% (3-Month Term SOFR+450 basis points), 7/20/2038[3,5,6,14]	1,005,243
	Flatiron CLO Ltd.
1,000,000	Series 2023-2A, Class D, 8.755% (3-Month Term SOFR+485 basis points), 1/15/2037[3,5,6,14]	1,007,192
1,000,000	Series 2023-2A, Class E, 11.735% (3-Month Term SOFR+783 basis points), 1/15/2037[3,5,6,14]	1,022,597
500,000	Series 2020-1A, Class D2R2, 7.839% (3-Month Term SOFR+395 basis points), 11/20/2038[3,5,6,14]	500,150
750,000	Series 2020-1A, Class ER2, 9.139% (3-Month Term SOFR+525 basis points), 11/20/2038[3,5,6,14]	745,478
500,000	Invesco U.S. CLO Ltd. Series 2025-1A, Class E, 10.281% (3-Month Term SOFR+600 basis points), 7/15/2038[3,5,6,14]	504,995
1,500,000	Jamestown CLO Ltd. Series 2018-11A, Class D, 10.193% (3-Month Term SOFR+628 basis points), 7/14/2031[3,5,6,14]	1,470,868
1,000,000	KKR CLO Ltd. Series 2013-1A, Class D1R3, 7.085% (3-Month Term SOFR+325 basis points), 10/15/2038[3,5,6,14]	1,007,942
1,200,000	Madison Park Funding Ltd. Series 2019-34A, Class D1RR, 7.244% (3-Month Term SOFR+335 basis points), 10/16/2037[3,5,6,14]	1,205,902
	Magnetite CLO Ltd.
2,000,000	Series 2020-26A, Class D1R2, 6.358% (3-Month Term SOFR+250 basis points), 1/25/2038[3,5,6,14]	1,993,245

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2020-27A, Class D1RR, 6.584% (3-Month Term SOFR+265 basis points), 10/20/2038[3,5,6,14]	$1,005,547
7,000,000	MCF CLO Ltd. Series 2018-1A, Class SUB, 15.738%, 4/18/2036[5,6,9,14]	4,208,794
	Menlo CLO Ltd.
1,000,000	Series 2024-1A, Class D1, 7.134% (3-Month Term SOFR+325 basis points), 1/20/2038[3,5,6,14]	1,005,252
1,000,000	Series 2025-2A, Class D1, 7.184% (3-Month Term SOFR+330 basis points), 4/20/2038[3,5,6,14]	1,005,322
750,000	Series 2025-3A, Class D, 6.894% (3-Month Term SOFR+300 basis points), 10/16/2038[3,5,6,14]	752,018
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2022-17A, Class ER, 9.984% (3-Month Term SOFR+610 basis points), 10/20/2037[3,5,6,14]	995,646
1,000,000	Series 2022-18A, Class D1R, 6.984% (3-Month Term SOFR+310 basis points), 10/20/2037[3,5,6,14]	997,500
750,000	Series 2021-1A, Class ER, 10.004% (3-Month Term SOFR+606 basis points), 10/23/2037[3,5,6,14]	753,983
1,000,000	Series 2023-19A, Class D1R, 6.905% (3-Month Term SOFR+300 basis points), 7/15/2038[3,5,6,14]	1,006,649
1,000,000	Series 2023-19A, Class D2R, 8.405% (3-Month Term SOFR+450 basis points), 7/15/2038[3,5,6,14]	1,005,254
16,084,782	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/2033[5,6,9,14]	7,626,825
1,000,000	Mountain View CLO Ltd. Series 2019-2A, Class DR, 8.505% (3-Month Term SOFR+460 basis points), 7/15/2037[3,5,6,14]	1,007,533
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER2, 10.712% (3-Month Term SOFR+683 basis points), 4/15/2038[3,5,6,14]	1,009,491
1,000,000	Series 2017-16SA, Class A1R2, 5.085% (3-Month Term SOFR+118 basis points), 4/15/2039[3,5,6,14]	999,900
	Neuberger Berman Loan Advisers CLO Ltd.
750,000	Series 2021-41A, Class DR, 6.705% (3-Month Term SOFR+280 basis points), 4/15/2034[3,5,6,14]	753,800
5,760,000	27.000%, 5/7/2038[7,9]	5,760,000
8,000,000	Series 2025-60A, Class SUB, 15.486%, 4/22/2039[5,6,9,14]	6,556,280
15,620,000	Series 2025-61A, Class SUB, 14.595%, 7/17/2039[5,6,9,14]	13,958,891
15,735,000	Series 2025-62A, Class SUB, 0.000%, 10/17/2039[5,6,7,9,14]	14,180,675
1,000,000	New Mountain CLO Ltd. Series CLO-1A, Class DRR, 6.755% (3-Month Term SOFR+285 basis points), 1/15/2038[3,5,6,14]	1,005,306

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000		Newark BSL CLO Ltd. Series 2017-1A, Class CR, 7.270% (3-Month Term SOFR+341 basis points), 7/25/2030[3,5,6,14]	$1,003,391
715,000		NYACK Park CLO Ltd. Series 2021-1A, Class D1R, 6.618% (3-Month Term SOFR+270 basis points), 10/20/2038[3,5,6,14]	713,310
		Oaktree CLO Ltd.
1,000,000		Series 2022-1A, Class DR, 7.005% (3-Month Term SOFR+310 basis points), 7/15/2038[3,5,6,14]	1,005,429
1,000,000		Series 2022-1A, Class ER, 9.905% (3-Month Term SOFR+600 basis points), 7/15/2038[3,5,6,14]	994,874
700,000		OCP CLO Ltd. Series 2014-5A, Class DR, 9.820% (3-Month Term SOFR+596 basis points), 4/26/2031[3,5,6,14]	679,492
1,000,000		Octagon Investment Partners Ltd. Series 2014-1A, Class DRR, 6.869% (3-Month Term SOFR+301 basis points), 1/22/2030[3,5,6,14]	1,004,015
		Octagon Ltd.
1,000,000		Series 2023-1A, Class D1R, 6.630% (3-Month Term SOFR+275 basis points), 10/20/2038[3,5,6,14]	1,006,799
750,000		Series 2023-1A, Class ER, 9.630% (3-Month Term SOFR+575 basis points), 10/20/2038[3,5,6,14]	757,383
		OZLM Ltd.
1,000,000		Series 2014-6A, Class CT, 6.782% (3-Month Term SOFR+290 basis points), 4/17/2031[3,5,6,14]	1,003,623
1,250,000		Series 2014-6A, Class DS, 10.193% (3-Month Term SOFR+631 basis points), 4/17/2031[3,5,6,14]	1,152,391
		Palmer Square European Loan Funding
2,975,000	[1]	Series 2022-1X, Class SUB, 0.000%, 10/15/2031[5,9,12]	51,874
4,000,000	[1]	Series 2022-2X, Class SUB, 0.000%, 10/15/2031[5,9,12]	—
4,000,000	[1]	Series 2022-3X, Class SUB, 0.000%, 4/12/2032[4,5,9,12]	—
7,100,000	[1]	Series 2023-1A, Class SUB, 0.000%, 11/15/2032[5,9,12,14]	—
8,325,000	[1]	Series 2023-2X, Class SUB, 15.000%, 1/15/2033[5,9,12]	7,582,200
8,200,000	[1]	Series 2023-3X, Class SUB, 15.000%, 5/15/2033[5,9,12]	7,558,667
10,575,000	[1]	Series 2024-1X, Class SUB, 15.000%, 8/15/2033[5,9,12]	8,650,857
14,550,000	[1]	Series 2024-2X, Class SUB, 15.000%, 5/15/2034[5,9,12]	12,473,223
8,150,000	[1]	Series 2024-3A, Class SUB, 15.000%, 5/15/2034[5,9,12,14]	7,891,689
6,200,000	[1]	Series 2025-1X, Class SUB, 11.652%, 10/15/2034[5,9,12]	6,388,937
8,050,000	[1]	Series 2025-2X, Class SUB, 6.693%, 2/15/2035[5,9,12]	8,691,259
7,250,000	[1]	Series 2025-3X, Class SUB, 0.000%, 7/15/2035[5,9,12]	8,531,508
14,495,000	[1]	Series 2023-2X, Class SUB, 11.405%, 10/15/2036[5,9,12]	13,077,696
14,000,000	[1]	Series 2024-1X, Class SUB, 12.869%, 5/15/2037[5,9,12]	12,988,974
9,425,000	[1]	Series 2024-2X, Class SUB, 14.000%, 10/15/2037[5,9,12]	8,125,116

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,700,000	[1]	Series 2023-1X, Class FR, 10.279% (3-Month Euribor+827 basis points), 1/15/2038[3,5,12]	$1,945,662
10,000,000	[1]	Series 2023-1X, Class SUB, 12.500%, 1/15/2038[5,9,12]	7,002,797
4,570,000	[1]	Series 2021-2X, Class SUB, 0.000%, 3/15/2038[5,9,12]	2,953,931
10,000,000	[1]	Series 2025-2X, Class SUB, 8.039%, 7/15/2038[5,9,12]	11,164,649
4,000,000	[1]	Series 2025-2X, Class F, 10.196% (3-Month Euribor+817 basis points), 7/15/2038[3,5,12]	4,607,481
6,500,000	[1]	Series 2025-1X, Class SUB, 15.000%, 10/15/2039[5,9,12]	6,126,760
		Palmer Square Loan Funding Ltd.
1,250,000		Series 2020-1A, Class SUB, 0.000%, 2/20/2028[4,5,6,9,12,14]	—
2,250,000		Series 2020-4A, Class SUB, 0.000%, 11/25/2028[4,5,6,9,12,14]	—
1,250,000		Series 2021-1A, Class SUB, 0.000%, 4/20/2029[5,6,9,12,14]	—
2,150,000		Series 2021-2A, Class SUB, 0.000%, 5/20/2029[5,6,9,12,14]	22,145
1,500,000		Series 2021-3A, Class SUB, 0.000%, 7/20/2029[5,6,9,12,14]	152,997
3,100,000		Series 2021-4A, Class SUB, 0.000%, 10/15/2029[5,6,9,12,14]	177,630
5,235,000		Series 2022-1A, Class SUB, 0.000%, 4/15/2030[5,6,9,12,14]	5,235
6,000,000		Series 2022-2A, Class SUB, 0.000%, 10/15/2030[5,6,9,12,14]	1,284,388
1,250,000		Series 2022-5I, Class SUB, 0.000%, 1/15/2031[4,5,6,9,12]	—
6,250,000		Series 2022-3A, Class SUB, 0.000%, 4/15/2031[5,6,9,12,14]	4,517,619
4,675,000		Series 2023-1A, Class SUB, 0.000%, 7/20/2031[5,6,9,12,14]	—
8,050,000		Series 2022-4A, Class SUB, 12.500%, 7/24/2031[5,6,9,12,14]	5,541,139
6,600,000		Series 2023-2A, Class SUB, 15.000%, 1/25/2032[5,6,9,12,14]	4,940,691
16,250,000		Series 2024-3A, Class SUB, 15.000%, 8/8/2032[5,6,9,12,14]	11,058,911
750,000		Series 2024-1A, Class E, 10.475% (3-Month Term SOFR+657 basis points), 10/15/2032[3,5,6,12,14]	728,994
8,000,000		Series 2024-1A, Class SUB, 15.000%, 10/15/2032[5,6,9,12,14]	5,317,123
17,500,000		Series 2024-2A, Class SUB, 14.000%, 1/15/2033[5,6,9,12,14]	12,856,483
18,800,000		Series 2025-1A, Class SUB, 15.000%, 2/15/2033[5,6,9,12,14]	14,808,098
17,500,000		Series 2025-2A, Class SUB, 10.090%, 7/15/2033[5,6,9,12,14]	17,516,896
13,200,000		Series 2025-3A, Class SUB, 0.000%, 1/15/2034[5,6,9,12,14]	13,232,328
13,760,000		Series 2024-1A, Class SUB, 14.000%, 4/15/2037[5,6,9,12,14]	9,694,924
11,000,000		Series 2024-2A, Class SUB, 15.000%, 7/20/2037[5,6,9,12,14]	7,897,363
6,500,000		Series 2024-3A, Class SUB, 15.000%, 7/20/2037[5,6,9,12,14]	5,334,279
12,750,000		Series 2023-4A, Class SUB, 15.000%, 10/20/2037[5,6,9,12,14]	11,492,005
14,000,000		Series 2024-4A, Class SUB, 15.000%, 1/15/2038[5,6,9,12,14]	11,840,581
4,000,000		Series 2023-1A, Class SUB, 0.000%, 1/20/2038[5,6,9,12,14]	3,618,796
11,500,000		Series 2025-1A, Class SUB, 14.000%, 4/20/2038[5,6,9,12,14]	10,764,316
9,500,000		Series 2023-2A, Class SUB, 14.000%, 7/20/2038[5,6,9,12,14]	7,052,511
8,450,000		Series 2025-2A, Class SUB, 14.000%, 7/20/2038[5,6,9,12,14]	7,686,414
11,800,000		Series 2025-3A, Class SUB, 13.222%, 7/20/2038[5,6,9,12,14]	11,808,061
10,750,000		Series 2025-4A, Class SUB, 13.603%, 10/20/2038[5,6,9,12,14]	10,748,050
14,260,000		Series 2025-5A, Class SUB, 0.000%, 10/20/2038[5,6,9,12,14]	14,403,707
8,000,000		Series 2023-3A, Class SUB, 10.783%, 1/20/2039[5,6,9,12,14]	6,746,962

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Post CLO Ltd.
650,000	Series 2021-1A, Class DR, 6.905% (3-Month Term SOFR+300 basis points), 10/15/2034[3,5,6,14]	$650,019
1,000,000	Series 2024-1A, Class E, 10.684% (3-Month Term SOFR+680 basis points), 4/20/2037[3,5,6,14]	1,016,564
750,000	Series 2023-1A, Class BR, 5.560% (3-Month Term SOFR+170 basis points), 10/20/2038[3,5,6,14]	754,715
1,000,000	Series 2023-1A, Class D1R, 6.710% (3-Month Term SOFR+285 basis points), 10/20/2038[3,5,6,14]	1,008,660
375,000	Series 2023-1A, Class D2R, 7.810% (3-Month Term SOFR+395 basis points), 10/20/2038[3,5,6,14]	375,005
750,000	Series 2025-1A, Class E, 9.110% (3-Month Term SOFR+540 basis points), 1/20/2039[3,5,6,14]	747,126
500,000	Rad CLO Ltd. Series 2020-9A, Class ER, 9.655% (3-Month Term SOFR+575 basis points), 1/15/2038[3,5,6,14]	486,567
	Regatta Funding Ltd.
1,000,000	Series 2019-2A, Class ER, 11.005% (3-Month Term SOFR+710 basis points), 1/15/2033[3,5,6,14]	1,005,791
1,000,000	Series 2017-1A, Class D1R, 7.582% (3-Month Term SOFR+370 basis points), 4/17/2037[3,5,6,14]	1,007,533
1,000,000	Series 2021-3A, Class D1R, 7.005% (3-Month Term SOFR+310 basis points), 10/15/2037[3,5,6,14]	1,004,989
1,000,000	Series 2023-2A, Class D1R, 6.352% (3-Month Term SOFR+260 basis points), 1/25/2039[3,5,6,14]	1,000,001
1,500,000	Riserva CLO Ltd. Series 2016-3A, Class DRR, 7.396% (3-Month Term SOFR+351 basis points), 1/18/2034[3,5,6,14]	1,488,927
	Sculptor CLO Ltd.
500,000	Series 30A, Class ER, 10.704% (3-Month Term SOFR+682 basis points), 7/20/2038[3,5,6,14]	498,137
1,000,000	Series 29A, Class D1R, 7.257% (3-Month Term SOFR+340 basis points), 7/22/2038[3,5,6,14]	1,005,382
1,000,000	Series 29A, Class D2R, 8.207% (3-Month Term SOFR+435 basis points), 7/22/2038[3,5,6,14]	1,005,258
1,000,000	Silver Point CLO Ltd. Series 2023-2A, Class D1R, 7.034% (3-Month Term SOFR+315 basis points), 4/20/2038[3,5,6,14]	1,008,274
2,325,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.520% (3-Month Term SOFR+265 basis points), 4/21/2038[3,5,6,14]	2,340,334
	THL Credit Wind River CLO Ltd.
750,000	Series 2015-1A, Class ER, 9.946% (3-Month Term SOFR+606 basis points), 10/20/2030[3,5,6,14]	748,612

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2019-3A, Class AR3, 4.992% (3-Month Term SOFR+120 basis points), 1/15/2038[3,5,6,14]	$1,002,442
	Trestles CLO Ltd.
1,250,000	Series 2025-8A, Class D1, 7.297% (3-Month Term SOFR+300 basis points), 6/11/2035[3,5,6,14]	1,257,605
1,500,000	Series 2023-6A, Class A1R, 5.038% (3-Month Term SOFR+118 basis points), 4/25/2038[3,5,6,14]	1,497,706
	Trinitas CLO Ltd.
497,000	Series 2021-15A, Class E, 11.569% (3-Month Term SOFR+771 basis points), 4/22/2034[3,5,6,14]	491,303
1,500,000	Series 2025-34A, Class D1, 7.857% (3-Month Term SOFR+400 basis points), 4/22/2038[3,5,6,14]	1,507,849
750,000	Series 2025-34A, Class E, 11.017% (3-Month Term SOFR+716 basis points), 4/22/2038[3,5,6,14]	766,792
555,970	Venture CLO Ltd. Series 2019-38A, Class ARR, 4.838% (3-Month Term SOFR+100 basis points), 7/30/2032[3,5,6,14]	556,478
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 6.734% (3-Month Term SOFR+285 basis points), 7/20/2032[3,5,6,14]	1,001,032
	Voya CLO Ltd.
500,000	Series 2013-1A, Class CR, 7.116% (3-Month Term SOFR+321 basis points), 10/15/2030[3,5,6,14]	501,659
1,000,000	Series 2018-2A, Class D, 6.916% (3-Month Term SOFR+301 basis points), 7/15/2031[3,5,6,14]	1,003,345
1,250,500	Series 2019-2A, Class D, 7.846% (3-Month Term SOFR+396 basis points), 7/20/2032[3,5,6,14]	1,255,407
1,000,000	Series 2019-1A, Class D1RR, 6.955% (3-Month Term SOFR+305 basis points), 10/15/2037[3,5,6,14]	1,007,982
600,000	Wellington Management CLO Ltd. Series 2023-1A, Class D2R, 7.854% (3-Month Term SOFR+400 basis points), 10/20/2038[3,5,6,14]	597,847
1,000,000	Whitebox CLO Ltd. Series 2023-4A, Class D1R, 7.784% (3-Month Term SOFR+390 basis points), 4/20/2036[3,5,6,14]	1,004,624
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $549,638,497)	528,847,227
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
253,519	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.187%, 2/25/2035[5,9,15]	3
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $0)	3

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares			Value
		COMMON STOCKS — 2.3%
		CONSUMER DISCRETIONARY — 0.0%
—	[16]	Youlife Group, Inc. - ADR*,6	$—	[17]
		CONSUMER STAPLES — 0.1%
32,456		CN Healthy Food Tech Group Corp.*	178,829
23,798		Misfits Market, Inc.[4]	756,539
2,000,000		Progress Lighting, LLC[4,18]	1,095,680
			2,031,048
		FINANCIALS — 0.9%
50,000		A Paradise Acquisition Corp. - Class A*,6	502,500
35,000		AA Mission Acquisition Corp. - Class A*	373,450
110		AIP Capital, LLC[4,18]	44,982
188,986		Airwallex ESOP Ltd.[4]	4,025,402
35,000		Aldel Financial II, Inc.*	367,850
—	[16]	AMCI Acquisition Corp. - Class A*	4
35,000		Andretti Acquisition Corp. II - Class A*	368,900
20,250		Archimedes Tech SPAC Partners II Co.*	209,790
22,500		Artius II Acquisition, Inc. - Class A*	231,750
50,000		Blue Water Acquisition Corp. - Class A*	516,000
31,500		Cayson Acquisition Corp.*	335,790
33,486		Centurion Acquisition Corp. - Class A*	357,630
35,000		Charlton Aria Acquisition Corp. - Class A*	366,800
21,424		CO2 Energy Transition Corp.*	220,453
40,000		Columbus Acquisition Corp.*,6	414,000
25,000		Crane Harbor Acquisition Corp. - Class A*	269,250
50,000		D Boral ARC Acquisition I Corp. - Class A*	501,500
11,256		Digital Asset Acquisition Corp. - Class A*	114,811
39,999		EQV Ventures Acquisition Corp. - Class A*	419,590
45,000		Fifth Era Acquisition Corp. I - Class A*,6	461,250
40,000		Freedom Acquisition I Corp. - Class A*	416,800
35,000		Future Vision II Acquisition Corp.*,6	370,300
45,000		Gesher Acquisition Corp. II - Class A*	460,800
20,000		GigCapital7 Corp. - Class A*	210,800
60,098		GP-Act III Acquisition Corp. - Class A*	643,049
25,000		Graf Global Corp. - Class A*	268,875
20,342		Haymaker Acquisition Corp. IV - Class A*	231,492
35,000		Horizon Space Acquisition II Corp.*	368,900
14,062		Inflection Point Acquisition Corp. III - Class A*	142,589
20,000		Inflection Point Acquisition Corp. IV*	214,400
18,750		Inflection Point Acquisition Corp. V*	192,375
40,000		Jackson Acquisition Co. II - Class A*	416,800
25,000		K&F Growth Acquisition Corp. II - Class A*	258,500
20,000		Launch One Acquisition Corp. - Class A*	211,800

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
35,000	Launch Two Acquisition Corp. - Class A*	$367,500
117,246	Legato Merger Corp. III*	1,275,636
28,344	Lionheart Holdings - Class A*	302,714
45,000	Live Oak Acquisition Corp. V - Class A*	463,500
75,000	M3-Brigade Acquisition V Corp. - Class A*	797,250
29,900	Melar Acquisition Corp. I - Class A*	317,837
40,000	Mountain Lake Acquisition Corp. - Class A*	416,000
22,500	New Providence Acquisition Corp. III - Class A*	230,850
20,000	Newbury Street II Acquisition Corp. - Class A*	209,200
45,000	NewHold Investment Corp. II - Class A*	466,200
22,500	Oyster Enterprises II Acquisition Corp. - Class A*	227,475
36,000	Pantages Capital Acquisition Corp.*	372,960
5	Phoenix Aviation Capital, LLC[4,18]	472,396
35,000	Plum Acquisition Corp. IV - Class A*	365,050
45,000	Quartzsea Acquisition Corp.*	461,250
35,536	Range Capital Acquisition Corp.*	374,905
22,500	Real Asset Acquisition Corp. - Class A*	229,500
35,000	Rising Dragon Acquisition Corp.[6]	365,400
11,250	Rithm Acquisition Corp. - Class A*	116,888
40,000	Roman DBDR Acquisition Corp. II - Class A*	417,200
45,000	Siddhi Acquisition Corp. - Class A*	462,150
66,666	Silver Pegasus Acquisition Corp. - Class A*	672,660
19,998	Silverbox Corp. IV - Class A*	211,579
20,000	SIM Acquisition Corp. I - Class A*	211,800
45,000	Sizzle Acquisition Corp. II*	457,200
100,000	Solarius Capital Acquisition Corp. - Class A*	1,005,000
40,500	Soulpower Acquisition Corp. - Class A*	411,075
25,000	Stellar V Capital Corp. - Class A*	259,000
26,253	Tavia Acquisition Corp.*,6	274,081
22,500	Texas Ventures Acquisition III Corp. - Class A*	239,625
18,000	Thayer Ventures Acquisition Corp. II*	182,160
42,500	Titan Acquisition Corp. - Class A*	436,050
40,000	Translational Development Acquisition Corp. - Class A*	419,600
28,125	UY Scuti Acquisition Corp.*	288,562
35,000	Vine Hill Capital Investment Corp. - Class A*	376,950
65,000	Voyager Acquisition Corp. - Class A*	693,550
35,000	YHN Acquisition I Ltd.*,6	374,850
		29,734,785
	HEALTH CARE — 0.0%
1	Nephorn Pharmaceuticals Corp.*,4,18	961,848

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 1.3%
31,979	Epic Games, Inc.[4]	$18,695,563
30,303	Mercury Technologies, Inc.[4,7]	3,468,482
43,669	Olinda SAS[4]	7,902,914
786	Raisin SE4	8,440,960
24,155	Workrise Technologies, Inc.[4]	2,622,508
		41,130,427
	TOTAL COMMON STOCKS (Cost $68,169,500)	73,858,108

Principal Amount ($)
	CORPORATE BONDS — 1.0%
	FINANCIALS — 1.0%
2,500,000	Barings BDC, Inc. 7.000%, 2/15/2029[5]	2,584,488
4,500,000	BlackRock TCP Capital Corp. 6.950%, 5/30/2029[5]	4,524,313
1,000,000	Blue Owl Capital Corp. II 8.450%, 11/15/2026[5]	1,028,276
	Blue Owl Technology Finance Corp.
2,000,000	6.100%, 3/15/2028[5,14]	2,014,288
3,500,000	6.750%, 4/4/2029[5]	3,582,408
	Franklin BSP Capital Corp.
150,000	3.250%, 3/30/2026[5]	149,310
2,000,000	7.200%, 6/15/2029[5]	2,063,218
2,000,000	FS KKR Capital Corp. 3.125%, 10/12/2028[5]	1,846,880
2,000,000	Golub Capital Private Credit Fund 5.800%, 9/12/2029[5]	2,026,984
605,000	MidCap Financial Investment Corp. 4.500%, 7/16/2026[5]	597,404
2,000,000	New Mountain Finance Corp. 6.875%, 2/1/2029[5]	2,033,968
2,700,000	North Haven Private Income Fund, LLC 5.750%, 2/1/2030[5]	2,700,321
4,189,000	PennantPark Investment Corp. 4.000%, 11/1/2026[5]	4,112,249
1,000,000	Trinity Capital, Inc. 4.375%, 8/24/2026[5]	986,768
		30,250,875
	TOTAL CORPORATE BONDS (Cost $29,830,242)	30,250,875

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 1.8%
4,141,401	Glenmede Secured Options Portfolio - Class Institutional[12]	$57,979,615
	TOTAL MUTUAL FUNDS (Cost $57,245,985)	57,979,615
	PREFERRED STOCKS — 2.2%
	CONSUMER NON-CYCLICAL — 0.2%
186,058	SF Hawkers, LLC 0.000%, [4,18]	7,500,000
	CONSUMER STAPLES — 0.1%
83,287	Misfits Market, Inc. Series A-1, 0.000%, [4]	2,676,844
	FINANCIALS — 1.2%
	Airwallex (Cayman) Limited
160,000	Series A, 0.000%, [4]	3,408,000
282,196	Series B2, 0.000%, [4]	6,010,775
143,991	Series E, 0.000%,[4]	3,067,008
100,000	Crescent Capital BDC, Inc. 5.000%, 5/25/2026[5]	2,505,000
351,202	Empower Finance, Inc. Series C , 0.000%, [4]	4,112,576
131,854	MidCap Financial Investment Corp. 8.000%, 12/15/2028[5]	3,313,491
20,000	New Mountain Finance Corp. 8.250%, 11/15/2028[5]	509,800
1,575	Phoenix Aviation Capital, LLC 0.000%, [4,18]	1,393,804
	Ramp Business Corp.
89,839	Series A-2, 0.000%, [4]	8,085,510
59,684	Series C-3, 0.000%, [4]	5,371,560
		37,777,524
	TECHNOLOGY — 0.7%
69,906	Mercury Technologies, Inc. 0.000%, [4,7]	8,014,024
34,165	Olinda SAS Series D, 0.000%, [4]	6,266,862
1,171,875	Route App, Inc. Series A1, 0.000%,[4]	3,832,031
	Workrise Technologies, Inc.
4,873	Series A, 0.000%, [4]	531,693
10,200	Series B, 0.000%, [4]	1,117,104

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares			Value
		TECHNOLOGY (Continued)
20,468		Series C, 0.000%, [4]	$2,323,732
6,198		Series D, 0.000%, [4]	741,157
			22,826,603
		TOTAL PREFERRED STOCKS (Cost $60,379,922)	70,780,971
		PRIVATE INVESTMENT VEHICLES — 32.1%
		INVESTMENT PARTNERSHIPS — 25.3%
N/A	[19]	1250 NW Swigert Way, LLC[4,10,18]	31,072,000
N/A	[19]	137 Direct Fund LP, LLC[13]	20,146,551
N/A	[19]	137 Holdings AP, LLC[13]	2,795,287
N/A	[19]	137 Holdings GI, LLC[13]	7,500,000
N/A	[19]	137 Holdings MA, LLC[13]	2,102,930
N/A	[19]	137 Holdings MS, LLC[13]	2,323,293
N/A	[19]	137 Holdings MS, LLC[13]	16,513,561
N/A	[19]	137 Holdings RBC II, LLC[13]	8,463,044
N/A	[19]	137 Holdings RBC, LLC[13]	7,436,915
N/A	[19]	137 Ventures VI LP13	18,668,011
N/A	[19]	137 Ventures VII LP13	14,562,921
N/A	[19]	Acer Tree Credit Opportunities Partners LP [4]	25,201,750
N/A	[19]	Arbour Lane Credit Opportunity Fund IV LP13	15,456,174
N/A	[19]	Arlington Capital Partners VI LP13	3,222,688
N/A	[19]	Blue Owl Real Estate Net Lease Property Fund LP13	93,103,475
N/A	[19]	Blue Torch Offshore Credit Opp Fund IV LP13	3,750,000
N/A	[19]	Cartenna Partners LP4	5,067,227
N/A	[19]	Core Spaces Fund IV LP13	9,742,232
N/A	[19]	Dorsal Capital Partners LP4	4,908,446
N/A	[19]	DSC Meridian Credit Opportunities Onshore Fund LP4	39,202,725
N/A	[19]	FCP Fund VI Avondale Co-Investment LP13,18	19,818,430
N/A	[19]	FCP Fund VI DWG Co-Investment LP13,18	24,583,003
N/A	[19]	FCP Realty Fund VI-A LP13	8,928,775
N/A	[19]	GHO Capital IV LP13	—
N/A	[19]	GPS IV LP [13]	803,310
N/A	[19]	Hedosophia Investments VI G LP13	3,025,880
N/A	[19]	Hedosophia Investments VI H LP13	1,254,574
N/A	[19]	Hedosophia Investments VI I LP13	1,237,199
N/A	[19]	Hedosophia Investments VI J LP13	1,363,716
N/A	[19]	Hedosophia Investments VI K LP13	4,022,326
N/A	[19]	Hedosophia Investments VI O LP13	1,515,000
N/A	[19]	Hedosophia Investors K2 Space Corp.[13]	3,532,308
N/A	[19]	Hedosophia Investors VI E LP [7,13]	5,934,743
N/A	[19]	Hedosophia Partners VI LP13	9,131,696
N/A	[19]	Hedosophia SP A LP13	2,172,449

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares			Value
		INVESTMENT PARTNERSHIPS (Continued)
N/A	[19]	Hedosophia SP B LP13	$6,014,192
N/A	[19]	Hillpointe Workforce Housing Partners V LP*,13,18	22,378,904
N/A	[19]	HS Investments NA18 LP13	7,124,677
N/A	[19]	HS Investments V F LP13	361,624
N/A	[19]	HS Investments VI A LP13	17,786,792
N/A	[19]	HS Investments VI B LP13	3,492,118
N/A	[19]	Hudson Bay Fund LP4	642,834
N/A	[19]	Kern River Capital, LLC[13]	866,435
N/A	[19]	KQ Partners Fund LP13	11,016,958
N/A	[19]	Linden Investors LP4	34,087,685
N/A	[19]	Nuveen Real Estate U.S. Cities Industrial Fund LP4	6,412,562
N/A	[19]	Nuveen Real Estate U.S. Cities Multifamily Fund LP4	5,029,927
N/A	[19]	Old Orchard Credit Fund LP4	21,001,874
N/A	[19]	Point72 Capital LP4	34,656,456
N/A	[19]	Prana Absolute Return Fund LP - Class D4	15,108,871
N/A	[19]	Proterra Credit Fund 3 LP13	3,200,978
N/A	[19]	Quiet EE LP [13]	2,032,500
N/A	[19]	Quiet OA Access LP13	3,245,956
N/A	[19]	Quiet Select Fund - Class B13	1,258,250
N/A	[19]	Quiet Select Fund - Class C13	3,331,007
N/A	[19]	Quiet Select Fund - Class D13	1,510,274
N/A	[19]	Quiet Select Fund - Class E13	2,015,420
N/A	[19]	Quiet Select Fund - Class F13	1,257,491
N/A	[19]	Quiet SPV R9 LP13	11,053
N/A	[19]	Quiet T1 LP - Class A13	9,392,007
N/A	[19]	Quiet T1 LP - Class B13	2,732,605
N/A	[19]	Quiet T1 LP - Class C13	1,916,990
N/A	[19]	Quiet Venture I LP13	8,113,939
N/A	[19]	Quiet Venture III LP13	14,003,590
N/A	[19]	RA Capital Healthcare Fund LP4	5,577,833
N/A	[19]	RiverNorth Capital Partners LP4,12	20,183,464
N/A	[19]	Sachem Head LP13	5,377,303
N/A	[19]	Sapphire Venture VII LP13	1,447,627
N/A	[19]	Savory Fund III Blocked LP*,13	2,374,272
N/A	[19]	Schonfeld Strategic Partners Fund, LLC[4]	27,498,753
N/A	[19]	Seer Capital Partners Fund LP13	458,727
N/A	[19]	Seer Capital Regulatory Capital Relief Fund LP13	7,292,690
N/A	[19]	Sofinnova Bioequities LP4	5,202,398
N/A	[19]	TCW Rescue Financing II LP13	7,927,736
N/A	[19]	TPG Tech Adjacencies II Vega LP13	2,116,194
N/A	[19]	TPG Tech Adjacencies II Vital CI LP13	2,439,999
N/A	[19]	US Industrial Club VII, LP13	5,368,841

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares			Value
		INVESTMENT PARTNERSHIPS (Continued)
N/A	[19]	Walleye Opportunities Fund LP4	$57,409,991
N/A	[19]	WH Strategic Opportunities Fund X LP13	714,000
N/A	[19]	Whitehawk IV-Plus Onshore Fund LP13	5,701,387
			815,657,823
		NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 3.2%
1,226,997		Audax Private Credit Fund, LLC[12,13]	40,942,034
567,120		BC Partners Lending Corp.[12,13]	11,319,708
795,000		TCW Direct Lending VIII, LLC[12,13]	50,021,589
			102,283,331

Principal Amount ($)
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 3.6%
7,000,000	Antares Loan Funding I Ltd. 2/17/2032[13]	7,872,694
14,752,640	Fortress Credit Opportunities CLO, LLC Series XXVII, 1/28/2035[4,7]	16,517,056
4,601,700	GPG Loan Funding, LLC 4/29/2034[7,13]	4,844,261
13,500,000	KCLF Note Issuer I SPV, LLC 12/28/2033[13]	13,933,387
30,179,949	MCF CLO 12, LLC 2/24/2028[4,7]	34,417,214
15,202,905	NXT Capital CLO, LLC Series 2026-1, 6/24/2028[4,7]	16,627,417
7,787,034	Private Credit Fund C-1 Holdco, LLC Series 2023-1, 7/11/2033[7,13]	8,050,741
12,491,437	Silver Point Loan Funding, LLC 10/20/2033[7,13]	13,372,635
		115,635,405
	TOTAL PRIVATE INVESTMENT VEHICLES (Cost $909,880,131)	1,033,576,559

Number of Shares
	REAL ESTATE INVESTMENT TRUSTS — 7.0%
2,392,449	Bailard Real Estate Investment Trust, Inc.[13]	74,357,326
8,959,658	CIRE Real Estate Investment Trust, Inc.[13]	99,427,245
1,992,811	Invesco Real Estate Income Trust, Inc. - Class I4,12	51,957,728
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $214,168,517)	225,742,299

	RIGHTS — 0.0%
50,000	A Paradise Acquisition Corp., Expiration Date: September 10, 2026*,6	12,500

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
481	Abiomed, Inc., Expiration Date: December 30, 2029*,4	$491
39,796	Aimei Health Technology Co., Ltd., Expiration Date: February 12, 2026*	15,918
1,132	Alpha Star Acquisition Corp., Expiration Date: February 14, 2026*	68
19,429	Alphatime Acquisition Corp., Expiration Date: April 14, 2026*	3,692
19,609	Aquaron Acquisition Corp., Expiration Date: February 14, 2026*	3,922
22,500	Artius II Acquisition, Inc., Expiration Date: February 12, 2026*	8,323
26,811	Bayview Acquisition Corp., Expiration Date: February 17, 2026*	4,558
25,204	Black Hawk Acquisition Corp., Expiration Date: February 5, 2026*	32,009
9,200	Bowen Acquisition Corp., Expiration Date: November 26, 2026*	2,212
31,500	Cayson Acquisition Corp., Expiration Date: June 20, 2026*	7,182
35,000	Charlton Aria Acquisition Corp., Expiration Date: May 27, 2026*	6,650
21,424	CO2 Energy Transition Corp., Expiration Date: March 30, 2026*	4,071
40,000	Columbus Acquisition Corp., Expiration Date: September 18, 2026*,6	12,800
25,000	Crane Harbor Acquisition Corp., Expiration Date: May 21, 2036*	20,000
160,000	DT Cloud Acquisition Corp., Expiration Date: January 23, 2026*,6	36,800
35,000	DT Cloud Star Acquisition Corp., Expiration Date: March 13, 2026*	4,900
23,028	ESH Acquisition Corp., Expiration Date: February 12, 2026*	4,721
15,490	Eureka Acquisition Corp., Expiration Date: July 2, 2026*,6	6,823
45,000	Fifth Era Acquisition Corp. I*,6	11,704
29,513	Flag Ship Acquisition Corp., Expiration Date: June 18, 2026*	5,312
35,000	Future Vision II Acquisition Corp., Expiration Date: March 12, 2026*,6	4,561
23,908	Goldenstone Acquisition Ltd., Expiration Date: February 12, 2026*	1,697
19,947	Horizon Space Acquisition I Corp., Expiration Date: March 13, 2026*	798
35,000	Horizon Space Acquisition II Corp., Expiration Date: February 5, 2026*	5,600
14,391	Hudson Acquisition I Corp., Expiration Date: February 26, 2026*,4	2,303
47,773	IB Acquisition Corp., Expiration Date: December 29, 2026*	3,296
14,062	Inflection Point Acquisition Corp. III*	5,062
20,000	Inflection Point Acquisition Corp. IV, Expiration Date: November 1, 2026*	14,700
18,750	Inflection Point Acquisition Corp. V, Expiration Date: February 12, 2026*	15,000
40,000	Jackson Acquisition Co. II*	9,600
25,000	K&F Growth Acquisition Corp. II, Expiration Date: February 10, 2026*	4,000
20,035	Metal Sky Star Acquisition Corp., Expiration Date: March 30, 2026*	531
1,689	Mountain Crest Acquisition Corp. V, Expiration Date: March 31, 2026*	169
40,000	Mountain Lake Acquisition Corp.*	9,600
22,500	Oyster Enterprises II Acquisition Corp., Expiration Date: May 15, 2031*	4,500
36,000	Pantages Capital Acquisition Corp., Expiration Date: April 28, 2026*	7,207
45,000	Quartzsea Acquisition Corp., Expiration Date: September 18, 2026*	9,004
1,189	Quetta Acquisition Corp., Expiration Date: February 15, 2026*	606
35,536	Range Capital Acquisition Corp., Expiration Date: January 13, 2026*	15,991
13,377	RF Acquisition Corp. II, Expiration Date: March 24, 2026*,6	1,605
35,000	Rising Dragon Acquisition Corp., Expiration Date: February 4, 2026*,6	8,400
45,000	Siddhi Acquisition Corp., Expiration Date: June 3, 2026*	8,105

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
66,666	Silver Pegasus Acquisition Corp., Expiration Date: February 13, 2026*	$16,000
45,000	Sizzle Acquisition Corp. II, Expiration Date: May 26, 2035*	7,200
40,500	Soulpower Acquisition Corp., Expiration Date: May 26, 2035*	7,088
26,253	Tavia Acquisition Corp., Expiration Date: April 28, 2026*,6	5,495
18,000	Thayer Ventures Acquisition Corp. II, Expiration Date: February 13, 2026*	3,780
27,573	Trailblazer Merger Corp., Expiration Date: February 9, 2026*	6,689
28,125	UY Scuti Acquisition Corp., Expiration Date: September 25, 2026*	5,625
3,680	Welsbach Technology Metals Acquisition Corp., Expiration Date: February 9, 2026*	1,840
35,000	YHN Acquisition I Ltd., Expiration Date: March 19, 2026*,6	4,550
	TOTAL RIGHTS (Cost $491)	395,258

Number of Units
	UNITS — 0.7%
	FINANCIALS — 0.7%
50,000	AA Mission Acquisition Corp. II*	497,500
62,867	Apex Technology Acquisition Corp.*	629,299
50,000	BTC Development Corp.*	507,000
100,000	Chenghe Acquisition III Co.*,6	1,003,000
100,000	CSLM Digital Asset Acquisition Corp. III Ltd.*	1,012,000
100,000	Drugs Made In America Acquisition II Corp.*	1,000,000
25,000	Dynamix Corp. III*	251,250
100,000	Galata Acquisition Corp. II*	1,004,000
100,000	GigInternational1, Inc.*	1,018,000
100,000	GSR IV Acquisition Corp.*	1,030,000
100,000	Hall Chadwick Acquisition Corp.*,6	1,002,500
44,444	HCM III Acquisition Corp.*	455,107
100,000	Highview Merger Corp.*	1,013,000
75,000	IG Acquisition Corp.*	752,250
100,000	LaFayette Acquisition Corp.*,6	1,002,000
100,000	M3-Brigade Acquisition VI Corp.*	1,010,000
100,000	McKinley Acquisition Corp.*	1,006,000
100,000	Quantumsphere Acquisition Corp.*	1,018,000
100,000	Range Capital Acquisition Corp. II*	1,020,000
18,884	SC II Acquisition Corp.*	190,256
100,000	Spring Valley Acquisition Corp. III*	1,033,000
50,000	Starry Sea Acquisition Corp.*	500,500
99,000	StoneBridge Acquisition II Corp.*	992,970
100,000	Talon Capital Corp.*	1,026,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Units		Value
	UNITS (Continued)
	FINANCIALS (Continued)
100,000	Trailblazer Acquisition Corp.*	$1,022,000
75,000	Viking Acquisition Corp. I*	751,500
		21,747,132
	TOTAL UNITS (Cost $21,537,331)	21,747,132

Number of Shares
	WARRANTS — 0.1%
17,500	AA Mission Acquisition Corp., Expiration Date: August 1, 2030*	2,970
19,983	Able View Global, Inc., Expiration Date: May 15, 2028*,6	576
4,691,100	Accuray, Inc., Expiration Date: December 31, 2028*,4	2,824,919
287	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2026*,4	406,972
9,241	Alchemy Investments Acquisition Corp. I, Expiration Date: June 26, 2028*	1,941
17,500	Aldel Financial II, Inc., Expiration Date: October 10, 2029*	7,175
19,429	Alphatime Acquisition Corp., Expiration Date: January 17, 2028*	1,362
17,500	Andretti Acquisition Corp. II, Expiration Date: October 24, 2029*	4,550
10,125	Archimedes Tech SPAC Partners II Co., Expiration Date: April 2, 2030*	5,560
2,223	Beneficient, Expiration Date: June 7, 2028*	24
18,409	Big Tree Cloud Holdings Ltd., Expiration Date: May 31, 2029*,6	368
25,000	Blue Water Acquisition Corp., Expiration Date: December 31, 2026*	13,125
1,466	Cactus Acquisition Corp. 1 Ltd., Expiration Date: October 29, 2026*	44
16,743	Centurion Acquisition Corp., Expiration Date: August 1, 2029*	5,349
162,277	CN Healthy Food Tech Group Corp., Expiration Date: February 16, 2029*,4	14,767
21,424	CO2 Energy Transition Corp., Expiration Date: August 17, 2028*	3,621
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*,4	—	[17]
13,333	Concord Acquisition Corp. II, Expiration Date: December 31, 2028*	543
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,4	23
935	Corner Growth Acquisition Corp. 2, Expiration Date: June 17, 2026*,4	33
25,000	D Boral ARC Acquisition I Corp., Expiration Date: May 6, 2030*	9,082
5,628	Digital Asset Acquisition Corp., Expiration Date: March 17, 2030*	2,139
9,836	dMY Squared Technology Group, Inc., Expiration Date: November 21, 2027*	25,574
319,855	Dorel Industries, Inc. - Class B, Expiration Date: September 30, 2032[4]	344,882
12,500	Dynamix Corp., Expiration Date: December 6, 2029*	20,000
13,333	EQV Ventures Acquisition Corp., Expiration Date: July 1, 2031*	6,401
1,469	EVe Mobility Acquisition Corp, Expiration Date: December 31, 2028*,4	59
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*,4	5
20,000	Fact II Acquisition Corp., Expiration Date: December 20, 2029*	7,000
19,239	GCL Global Holdings Ltd., Expiration Date: February 13, 2030*	577
1,177	Genesis Growth Tech Acquisition Corp., Expiration Date: May 19, 2028*,4	—	[17]
22,500	Gesher Acquisition Corp. II, Expiration Date: March 12, 2030*	7,875
20,000	GigCapital7 Corp. - Class A, Expiration Date: September 11, 2029*	8,200

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
267,126	Glass House Brands, Inc., Expiration Date: June 29, 2026*,6	$94,812
534	Global Gas Corp., Expiration Date: October 29, 2027*	1
23,908	Goldenstone Acquisition Ltd., Expiration Date: July 15, 2026*	478
30,049	GP-Act III Acquisition Corp., Expiration Date: December 31, 2027*	8,104
12,500	Graf Global Corp., Expiration Date: August 7, 2029*	5,650
10,171	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*	15,765
1,173	Heramba Electric PLC, Expiration Date: October 10, 2028*,6	7
1,382	Holdco Nuvo Group DG Ltd., Expiration Date: May 1, 2029*,4,6	1
19,947	Horizon Space Acquisition I Corp., Expiration Date: January 26, 2028*	399
14,883	iCoreConnect, Inc., Expiration Date: May 15, 2028*,4	37
1,235,429	IFit, Inc., Expiration Date: February 24, 3030*,4	—
10,018	Israel Acquisitions Corp., Expiration Date: February 28, 2028*	1,335
23,278	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*	1,280
21,105	Kodiak AI, Inc., Expiration Date: September 25, 2030*	32,291
10,000	Launch One Acquisition Corp., Expiration Date: August 29, 2029*	2,500
17,500	Launch Two Acquisition Corp., Expiration Date: November 26, 2029*	5,521
58,623	Legato Merger Corp. III, Expiration Date: March 28, 2029*	24,041
14,172	Lionheart Holdings, Expiration Date: August 9, 2029*	2,140
22,500	Live Oak Acquisition Corp. V, Expiration Date: April 17, 2030*	22,162
37,500	M3-Brigade Acquisition V Corp., Expiration Date: September 23, 2030*	32,812
14,950	Melar Acquisition Corp. I, Expiration Date: June 1, 2031*	2,095
20,035	Metal Sky Star Acquisition Corp., Expiration Date: April 1, 2027*	152
1,265	MultiMetaVerse Holdings Ltd., Expiration Date: March 15, 2027*,4	—	[17]
16,500	Namib Minerals, Expiration Date: June 5, 2030*,6	1,155
27,873	Nature's Miracle Holding, Inc., Expiration Date: March 12, 2029*	421
7,500	New Providence Acquisition Corp. III, Expiration Date: April 24, 2030*	3,790
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*,4	—	[17]
10,000	Newbury Street II Acquisition Corp., Expiration Date: December 27, 2029*	2,309
22,500	NewHold Investment Corp. III, Expiration Date: April 17, 2030*	8,102
237	Northern Revival Acquisition Corp., Expiration Date: December 31, 2027*,4	5
16,328	OSR Holdings, Inc., Expiration Date: February 14, 2030*	733
17,500	Plum Acquisition Corp. IV, Expiration Date: January 30, 2030*	4,734
13,648	Polibeli Group Ltd., Expiration Date: June 23, 2030*,6	1,273
1,990	Presto Automation, Inc., Expiration Date: September 21, 2027*,4	1
11,250	Real Asset Acquisition Corp., Expiration Date: June 2, 2030*	4,837
3,750	Rithm Acquisition Corp., Expiration Date: April 11, 2030*	2,063
20,000	Roman DBDR Acquisition Corp. II, Expiration Date: February 3, 2030*	11,600
9,833	Semnur Pharmaceuticals, Inc., Expiration Date: September 22, 2030*	737
6,666	Silverbox Corp. IV, Expiration Date: September 24, 2029*	1,867
10,000	SIM Acquisition Corp. I, Expiration Date: August 28, 2029*	2,154
50,000	Solarius Capital Acquisition Corp., Expiration Date: July 16, 2030*,6	14,005
2,102	Spree Acquisition Corp. 1 Ltd., Expiration Date: December 22, 2028*,4	—	[17]

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
12,500	Stellar V Capital Corp., Expiration Date: March 24, 2030*	$3,625
11,250	Texas Ventures Acquisition III Corp., Expiration Date: May 15, 2031*	10,125
21,250	Titan Acquisition Corp., Expiration Date: June 2, 2030*	7,435
1,544	TNL Mediagene, Expiration Date: June 14, 2028*,6	12
20,000	Translational Development Acquisition Corp., Expiration Date: February 13, 2030*	5,076
17,500	Vine Hill Capital Investment Corp., Expiration Date: October 25, 2029*	31,325
32,500	Voyager Acquisition Corp., Expiration Date: May 16, 2031*	7,468
31,924	Youlife Group, Inc., Expiration Date: July 10, 2030*,4	3,544
	TOTAL WARRANTS (Cost $4,444,799)	4,105,695

	SHORT-TERM INVESTMENTS — 5.7%
77,215,380	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 3.64%[20]	77,215,380
106,928,667	UMB Bank, Money Market Special II Deposit Investment, 3.48%[20]	106,928,667
	TOTAL SHORT-TERM INVESTMENTS (Cost $184,144,047)	184,144,047
	TOTAL INVESTMENTS — 103.6% (Cost $3,162,951,024)	3,331,583,715
	Liabilities in Excess of Other Assets — (3.6)%	(114,935,598)
	TOTAL NET ASSETS — 100.0%	$3,216,648,117

ADR — American Depository Receipt
CIBOR — Copenhagen Interbank Offered Rate
Euribor — Euro Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate

* Non-income producing security.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

[1] Principal Amount denoted in local currency.
[2] All or a portion of this investment is a holding of FTAOF Cayman Sub1 Ltd.
[3] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5] Callable.
[6] Foreign security denominated in U.S. Dollars.
[7] A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.
[8] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[9] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[10]Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
[11]Issuer filed for bankruptcy and/or is in default.
[12]Affiliated company.
[13]Investment valued using net asset value per share as practical expedient.
[14]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $388,179,924, which represents 12.07% of the total net assets of the Fund.
[15]Interest-only security.
[16]Amount represents less than 0.5 shares.
[17]Amount represents less than $0.50.
[18]All or a portion of this investment is a holding of FTAOF Sub1 LLC.
[19]Investment does not issue shares.
[20]The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

	Redemptions	Redemption			Original
Securities with Restrictions on Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
137 Direct Fund LP, LLC ⁽¹⁾	Not Permitted	N/A	$18,846,933	$20,146,551	4/28/2025
137 Holdings AP, LLC ⁽¹⁾	Not Permitted	N/A	2,795,287	2,795,287	8/14/2025
137 Holdings GI, LLC ⁽¹⁾	Not Permitted	N/A	7,500,000	7,500,000	12/22/2025
137 Holdings MA, LLC ⁽¹⁾	Not Permitted	N/A	1,536,616	2,102,930	10/25/2024
137 Holdings MS, LLC ⁽¹⁾	Not Permitted	N/A	673,701	2,323,293	8/20/2024
137 Holdings MS, LLC ⁽¹⁾	Not Permitted	N/A	8,891,382	16,513,561	8/18/2025
137 Holdings RBC II, LLC ⁽¹⁾	Not Permitted	N/A	4,559,925	8,463,044	6/10/2025
137 Holdings RBC, LLC ⁽¹⁾	Not Permitted	N/A	2,514,844	7,436,915	4/24/2024
137 Ventures VI, LP ⁽¹⁾	Not Permitted	N/A	12,414,878	18,668,011	4/16/2024
137 Ventures VII LP ⁽¹⁾	Not Permitted	N/A	14,018,933	14,562,921	6/20/2025
Acer Tree Credit Opportunities Partners LP ⁽¹⁾	Quarterly	45 Days	25,000,000	25,201,750	1/31/2025
Arbour Lane Credit Opportunity Fund IV LP ⁽¹⁾	Not Permitted	N/A	15,719,068	15,456,174	2/27/2025
Arlington Capital Partners VI LP ⁽¹⁾	Not Permitted	N/A	2,239,019	3,222,688	1/26/2024
Audax Private Credit Fund LP ⁽¹⁾	Not Permitted	N/A	40,978,087	40,942,034	10/30/2024
Bailard Real Estate Investment Trust, Inc. ⁽¹⁾	Quarterly	30 Days	74,725,000	74,357,326	12/28/2018
BC Partners Lending Corp. ⁽¹⁾	Not Permitted	N/A	12,500,000	11,319,708	3/6/2023
Blue Owl Real Estate Net Lease Property Fund LP ⁽¹⁾	Quarterly	60 Days	99,500,000	93,103,475	1/25/2022
Blue Torch Offshore Credit Opp Fund IV LP ⁽¹⁾	Not Permitted	N/A	3,831,377	3,750,000	12/26/2025
Cartenna Partners LP ⁽¹⁾	Monthly	45 Days	5,000,000	5,067,227	10/30/2025
CIRE Real Estate Investment Trust, Inc. ⁽¹⁾	Quarterly⁽²⁾	90 Days	81,774,686	99,427,245	4/4/2023
Cliffwater Enhanced Lending Fund - Class I	Quarterly⁽³⁾	N/A	27,814,088	30,410,495	4/26/2022
Core Spaces Fund IV LP ⁽¹⁾	Not Permitted	N/A	10,412,744	9,742,232	10/24/2024
Dorsal Capital Partners LP ⁽¹⁾	Quarterly	45 Days	5,000,000	4,908,446	10/30/2025
DSC Meridian Credit Opportunities Onshore Fund LP ⁽¹⁾	Quarterly⁽⁴⁾	65 Days	27,450,000	39,202,725	10/1/2018
FCP Fund VI Avondale Co-Investment LP ⁽¹⁾	Not Permitted	N/A	20,000,000	19,818,430	9/29/2025
FCP Fund VI DWG Co-Investment LP ⁽¹⁾	Not Permitted	N/A	25,000,000	24,583,003	8/21/2025
FCP Realty Fund VI-A LP ⁽¹⁾	Not Permitted	N/A	10,247,887	8,928,775	5/14/2024
Fortress Credit Opportunities CLO, LLC ⁽¹⁾	Not Permitted	N/A	14,752,640	16,517,056	1/28/2025
GHO Capital IV LP ⁽¹⁾	Not Permitted	N/A	341,807	-	8/20/2025
GPS IV LP ⁽¹⁾	Not Permitted	N/A	843,913	803,310	3/7/2025
Hedosophia Investments VI G LP ⁽¹⁾	Not Permitted	N/A	3,040,206	3,025,880	7/28/2025
Hedosophia Investments VI H LP ⁽¹⁾	Not Permitted	N/A	1,264,286	1,254,574	6/27/2025
Hedosophia Investments VI I LP ⁽¹⁾	Not Permitted	N/A	1,236,000	1,237,199	6/23/2025
Hedosophia Investments VI J LP ⁽¹⁾	Not Permitted	N/A	1,381,136	1,363,716	6/27/2025
Hedosophia Investments VI K LP ⁽¹⁾	Not Permitted	N/A	4,022,326	4,022,326	10/23/2025
Hedosophia Investments VI O LP ⁽¹⁾	Not Permitted	N/A	1,515,000	1,515,000	11/26/2025
Hedosophia Investors K2 Space Corp. ⁽¹⁾	Not Permitted	N/A	3,532,308	3,532,308	11/18/2025
Hedosophia Investors VI E LP ⁽¹⁾	Not Permitted	N/A	3,850,317	5,934,743	12/23/2024
Hedosophia Partners VI LP ⁽¹⁾	Not Permitted	N/A	6,807,534	9,131,696	5/20/2024
Hedosophia SP A LP ⁽¹⁾	Not Permitted	N/A	2,085,123	2,172,449	10/30/2024
Hedosophia SP B LP ⁽¹⁾	Not Permitted	N/A	5,019,110	6,014,192	5/19/2025
Hillpointe Workforce Housing Partner V LP ⁽¹⁾	Not Permitted	N/A	23,250,000	22,378,904	8/16/2024
HS Investments NA18 LP ⁽¹⁾	Not Permitted	N/A	3,413,571	7,124,677	8/28/2024
HS Investments V F LP ⁽¹⁾	Not Permitted	N/A	253,257	361,624	7/31/2023
HS Investments VI A LP ⁽¹⁾	Not Permitted	N/A	9,851,636	17,786,792	7/11/2024
HS Investments VI B LP ⁽¹⁾	Not Permitted	N/A	2,544,085	3,492,118	10/15/2024
Hudson Bay Fund LP ⁽¹⁾	Quarterly⁽⁴⁾⁽⁵⁾	65 Days	-	642,834	4/1/2021
Invesco Real Estate Income Trust, Inc. - Class I	Monthly	30 Days	57,668,831	51,957,728	6/1/2022
Kern River Capital, LLC ⁽¹⁾	Not Permitted	N/A	750,000	866,435	3/26/2025
KQ Partners Fund LP ⁽¹⁾	Not Permitted	N/A	2,035,157	11,016,958	5/9/2024
Linden Investors LP ⁽¹⁾	Quarterly⁽⁴⁾	65 Days	22,250,000	34,087,685	10/1/2018
MCF CLO 12, LLC ⁽¹⁾	Not Permitted	N/A	30,179,950	34,417,214	2/24/2025
Nuveen Real Estate U.S. Cities Industrial Fund LP ⁽¹⁾	Quarterly	45 Days	7,700,076	6,412,562	10/3/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP ⁽¹⁾	Quarterly	45 Days	7,006,701	5,029,927	4/1/2022
Old Orchard Credit Fund LP ⁽¹⁾	Quarterly⁽⁴⁾	65 Days	17,000,000	21,001,874	5/31/2023
Opportunistic Credit Interval Fund - Class I	Quarterly⁽³⁾	N/A	29,540,987	30,546,029	8/16/2022
Point72 Capital LP ⁽¹⁾	Quarterly⁽⁴⁾	45 Days	20,059,379	34,656,456	4/24/2019
Pomona Investment Fund LP	Quarterly⁽³⁾	75 Days	36,202,704	43,759,080	10/1/2018
Prana Absolute Return Fund - Class D	Quarterly	50 Days	15,000,000	15,108,871	8/29/2025
Proterra Credit Fund 3 LP ⁽¹⁾	Not Permitted	N/A	3,302,813	3,200,978	8/6/2025
Quiet EE LP ⁽¹⁾	Not Permitted	N/A	2,032,500	2,032,500	12/23/2025
Quiet OA Access LP ⁽¹⁾	Not Permitted	N/A	3,049,140	3,245,956	9/27/2024
Quiet Select Fund - Class B ⁽¹⁾	Not Permitted	N/A	1,267,200	1,258,250	1/13/2025
Quiet Select Fund - Class C ⁽¹⁾	Not Permitted	N/A	2,785,364	3,331,007	1/13/2025
Quiet Select Fund - Class D ⁽¹⁾	Not Permitted	N/A	1,500,000	1,510,274	2/20/2025
Quiet Select Fund - Class E ⁽¹⁾	Not Permitted	N/A	2,024,349	2,015,420	3/19/2025
Quiet Select Fund - Class F ⁽¹⁾	Not Permitted	N/A	1,250,000	1,257,491	6/3/2025
Quiet SPV R9 LP ⁽¹⁾	Not Permitted	N/A	310,535	11,053	9/20/2023
Quiet T1 LP - Class A ⁽¹⁾	Not Permitted	N/A	1,963,497	9,392,007	1/29/2024
Quiet T1 LP - Class B ⁽¹⁾	Not Permitted	N/A	1,234,617	2,732,605	1/27/2025
Quiet T1 LP - Class C ⁽¹⁾	Not Permitted	N/A	1,916,990	1,916,990	10/17/2025
Quiet Venture I LP ⁽¹⁾	Not Permitted	N/A	6,362,899	8,113,939	9/30/2025
Quiet Venture III Fund LP ⁽¹⁾	Not Permitted	N/A	10,200,556	14,003,590	5/6/2024
RA Capital Healthcare Fund LP ⁽¹⁾	Quarterly⁽⁷⁾	90 Days	5,000,000	5,577,833	10/30/2025
Rivernorth Capital Partners LP ⁽¹⁾	Quarterly	65 Days	15,000,000	20,183,464	6/1/2022
Sachem Head LP ⁽¹⁾	Quarterly	65 Days	5,000,000	5,377,303	10/30/2025
Sapphire Venture VII LP ⁽¹⁾	Not Permitted	N/A	1,447,627	1,447,627	10/22/2025
Savory Fund III Blocked LP ⁽¹⁾	Not Permitted	N/A	26,000,000	27,498,753	3/11/2024
Schonfeld Strategic Partners Fund, LLC ⁽¹⁾	Quarterly	45 Days	-	458,727	3/28/2025
Seer Capital Partners Fund LP ⁽¹⁾	Not Permitted	N/A	7,000,000	7,292,690	9/29/2021
Seer Capital Regulatory Capital Relief Fund LP ⁽¹⁾	Not Permitted	N/A	5,000,000	5,202,398	3/7/2024
Sofinnova Bioequities LP ⁽¹⁾	Quarterly	60 Days	1,750,000	2,374,272	10/31/2025
StepStone Private Markets - Class I	Quarterly⁽³⁾	N/A	17,092,579	22,853,804	3/26/2021
TCW Direct Lending VIII, LLC ⁽¹⁾	Not Permitted	N/A	56,373,001	50,021,589	8/9/2023
TCW Rescue Financing Fund II LP ⁽¹⁾	Not Permitted	N/A	8,222,868	7,927,736	12/9/2024
TPG Tech Adjacencies II LP ⁽¹⁾	Not Permitted	N/A	1,500,000	2,116,194	5/15/2024
TPG Tech Adjacencies II Vital CI LP ⁽¹⁾	Not Permitted	N/A	2,020,000	2,439,999	1/6/2025
US Industrial Club VII, LP ⁽¹⁾	Not Permitted	N/A	5,640,871	5,368,841	6/17/2025
Walleye Opportunities Fund LP ⁽¹⁾	Monthly⁽⁴⁾	30 Days	44,925,000	57,409,991	12/3/2018
WH Strategic Opportunities Fund X LP ⁽¹⁾	Not Permitted	N/A	714,000	714,000	11/26/2025
Whitehawk IV-Plus Onshore Fund LP ⁽¹⁾	Not Permitted	N/A	5,600,000	5,701,387	6/29/2023
Totals			$1,142,828,901	$1,291,115,131

⁽¹⁾ Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
⁽²⁾ The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 5% of the fair value of the investment in the Real Estate Investment Trust.
⁽³⁾ The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.
⁽⁴⁾ The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
⁽⁵⁾ The Private Investment Fund can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Private Investment Fund.
⁽⁶⁾ The Private Investment Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Private Investment Fund.
⁽⁷⁾ The Fund institutes a 1-year lock up with a 3% early redemption fee.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation/
	Counterparty	Exchange	Date	Purchased/(Sold)	Date	December 31, 2025	(Depreciation)
PURCHASE CONTRACTS
Euro	BNP Paribas	EUR per USD	6/18/2026	1,600,000	$1,777,920	$1,894,704	$116,784
Euro	BNP Paribas	EUR per USD	11/6/2026	2,808,000	3,146,364	3,341,290	194,926
Euro	BNP Paribas	EUR per USD	7/22/2026	2,608,000	2,836,200	3,089,973	253,773
Euro	BNP Paribas	EUR per USD	4/22/2026	110,000	118,415	129,412	10,997
Euro	BNP Paribas	EUR per USD	4/22/2026	30,000	32,475	35,434	2,959
Euro	BNP Paribas	EUR per USD	2/2/2026	4,275,000	5,072,715	5,031,703	(41,012)
British Pound Sterling	BNP Paribas	GBP per USD	1/15/2026	7,038,333	9,452,481	9,486,903	34,422
British Pound Sterling	BNP Paribas	GBP per USD	2/13/2026	8,792,333	11,807,224	11,850,283	43,059
Swedish Krona	BNP Paribas	SEK per USD	1/15/2026	11,027,300	1,195,955	1,198,756	2,801
Swedish Krona	BNP Paribas	SEK per USD	2/13/2026	27,215,400	2,956,107	2,962,876	6,769
TOTAL PURCHASE CONTRACTS					38,395,856	39,021,334	625,478

SALE CONTRACTS
Euro	BNP Paribas	EUR per USD	1/15/2026	(3,749,666)	$(4,418,606)	$(4,409,893)	$8,713
Euro	BNP Paribas	EUR per USD	3/13/2026	(53,156,666)	(62,804,601)	(62,683,861)	120,740
Euro	BNP Paribas	EUR per USD	1/22/2026	(670,000)	(786,245)	(788,237)	(1,992)
Euro	BNP Paribas	EUR per USD	2/13/2026	(76,375,000)	(88,953,963)	(89,939,283)	(985,320)
Euro	BNP Paribas	EUR per USD	3/13/2028	(5,656,000)	(6,447,840)	(6,839,181)	(391,341)
Euro	BNP Paribas	EUR per USD	7/16/2026	(4,000,000)	(4,770,000)	(4,737,891)	32,109
Euro	BNP Paribas	EUR per USD	1/15/2026	(82,207,000)	(95,571,392)	(96,681,701)	(1,110,309)
Euro	BNP Paribas	EUR per USD	2/13/2026	(9,581,666)	(11,306,366)	(11,283,380)	22,986
Euro	BNP Paribas	EUR per USD	3/13/2028	(9,064,000)	(11,017,292)	(10,960,102)	57,190
Euro	BNP Paribas	EUR per USD	7/16/2026	(360,000)	(426,852)	(426,530)	322
Euro	BNP Paribas	EUR per USD	4/22/2026	(410,000)	(483,718)	(484,272)	(554)
Euro	BNP Paribas	EUR per USD	1/20/2026	(6,000,000)	(6,996,117)	(7,058,159)	(62,042)
Euro	BNP Paribas	EUR per USD	4/22/2026	(360,000)	(423,000)	(425,214)	(2,214)
Euro	BNP Paribas	EUR per USD	7/22/2026	(360,000)	(424,620)	(426,530)	(1,910)
Euro	BNP Paribas	EUR per USD	1/22/2026	(320,000)	(358,880)	(376,471)	(17,591)
Euro	BNP Paribas	EUR per USD	1/22/2027	(410,000)	(460,225)	(488,455)	(28,230)
Euro	BNP Paribas	EUR per USD	1/24/2028	(230,000)	(261,970)	(277,624)	(15,654)
Euro	BNP Paribas	EUR per USD	2/20/2026	(5,584,000)	(6,248,496)	(6,577,839)	(329,343)
Euro	BNP Paribas	EUR per USD	2/22/2027	(630,000)	(713,160)	(751,379)	(38,219)
Euro	BNP Paribas	EUR per USD	4/22/2026	(250,000)	(281,000)	(295,288)	(14,288)
Euro	BNP Paribas	EUR per USD	4/22/2027	(430,000)	(484,180)	(513,922)	(29,742)
Euro	BNP Paribas	EUR per USD	4/21/2028	(390,000)	(474,825)	(472,247)	2,578
Euro	BNP Paribas	EUR per USD	5/22/2026	(7,040,000)	(7,895,360)	(8,326,550)	(431,190)
Euro	BNP Paribas	EUR per USD	5/24/2027	(650,000)	(738,725)	(777,744)	(39,019)
Euro	BNP Paribas	EUR per USD	6/18/2026	(9,472,000)	(10,656,000)	(11,216,646)	(560,646)
Euro	BNP Paribas	EUR per USD	6/4/2027	(14,224,000)	(16,144,240)	(17,026,110)	(881,870)
Euro	BNP Paribas	EUR per USD	7/30/2027	(8,776,000)	(9,901,083)	(10,525,861)	(624,778)
Euro	BNP Paribas	EUR per USD	8/24/2026	(540,000)	(606,690)	(640,644)	(33,954)
Euro	BNP Paribas	EUR per USD	8/2/2027	(1,120,000)	(1,264,480)	(1,343,463)	(78,983)
Euro	BNP Paribas	EUR per USD	10/22/2027	(270,000)	(306,612)	(324,810)	(18,198)
Euro	BNP Paribas	EUR per USD	12/23/2026	(1,649,000)	(1,763,606)	(1,965,901)	(202,295)
Euro	BNP Paribas	EUR per USD	4/22/2026	(440,000)	(487,740)	(517,648)	(29,908)
Euro	BNP Paribas	EUR per USD	1/22/2027	(110,000)	(123,530)	(131,049)	(7,519)
Euro	BNP Paribas	EUR per USD	1/21/2028	(290,000)	(351,712)	(350,010)	1,702
Euro	BNP Paribas	EUR per USD	2/20/2026	(540,000)	(603,180)	(636,109)	(32,929)
Euro	BNP Paribas	EUR per USD	2/22/2027	(5,472,000)	(6,013,728)	(6,526,261)	(512,533)
Euro	BNP Paribas	EUR per USD	4/22/2026	(290,000)	(322,625)	(342,534)	(19,909)
Euro	BNP Paribas	EUR per USD	4/22/2027	(130,000)	(146,380)	(155,372)	(8,992)
Euro	BNP Paribas	EUR per USD	5/22/2026	(640,000)	(716,480)	(756,959)	(40,479)
Euro	BNP Paribas	EUR per USD	5/21/2027	(270,000)	(321,975)	(323,029)	(1,054)
Euro	BNP Paribas	EUR per USD	10/22/2026	(440,000)	(491,040)	(521,315)	(30,275)
Euro	BNP Paribas	EUR per USD	7/22/2027	(410,000)	(462,480)	(491,610)	(29,130)
Euro	BNP Paribas	EUR per USD	8/21/2026	(730,000)	(821,250)	(865,951)	(44,701)
Euro	BNP Paribas	EUR per USD	8/20/2027	(5,968,000)	(7,142,502)	(7,163,340)	(20,838)
Euro	BNP Paribas	EUR per USD	10/22/2026	(400,000)	(447,800)	(475,680)	(27,880)
Euro	BNP Paribas	EUR per USD	10/22/2027	(400,000)	(483,400)	(481,200)	2,200
Euro	BNP Paribas	EUR per USD	11/6/2026	(10,936,000)	(12,248,320)	(13,012,944)	(764,624)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(142,506)	(152,942)	(10,436)
Euro	BNP Paribas	EUR per USD	1/22/2027	(240,000)	(269,976)	(285,925)	(15,949)
Euro	BNP Paribas	EUR per USD	1/21/2028	(4,968,000)	(5,971,635)	(5,996,037)	(24,402)
Euro	BNP Paribas	EUR per USD	2/23/2026	(610,000)	(680,760)	(718,667)	(37,907)
Euro	BNP Paribas	EUR per USD	2/22/2027	(270,000)	(320,841)	(322,019)	(1,178)
Euro	BNP Paribas	EUR per USD	3/13/2026	(32,800,000)	(38,244,800)	(38,678,698)	(433,898)
Euro	BNP Paribas	EUR per USD	4/22/2026	(1,448,000)	(1,595,696)	(1,710,307)	(114,611)
Euro	BNP Paribas	EUR per USD	1/22/2027	(270,000)	(304,749)	(322,695)	(17,946)
Euro	BNP Paribas	EUR per USD	5/22/2026	(740,000)	(830,502)	(875,234)	(44,732)
Euro	BNP Paribas	EUR per USD	10/22/2026	(2,608,000)	(2,914,440)	(3,089,973)	(175,533)
Euro	BNP Paribas	EUR per USD	7/22/2027	(240,000)	(271,752)	(287,772)	(16,020)
Euro	BNP Paribas	EUR per USD	8/21/2026	(330,000)	(359,040)	(391,457)	(32,417)
Euro	BNP Paribas	EUR per USD	10/22/2026	(380,000)	(425,410)	(451,896)	(26,486)
Euro	BNP Paribas	EUR per USD	10/22/2027	(280,000)	(335,300)	(336,840)	(1,540)
Euro	BNP Paribas	EUR per USD	4/22/2026	(110,000)	(122,188)	(129,412)	(7,224)
Euro	BNP Paribas	EUR per USD	1/22/2027	(290,000)	(330,542)	(345,493)	(14,951)
Euro	BNP Paribas	EUR per USD	2/2/2026	(4,275,000)	(4,747,388)	(5,031,703)	(284,315)
Euro	BNP Paribas	EUR per USD	4/22/2026	(30,000)	(33,447)	(35,435)	(1,988)
Euro	BNP Paribas	EUR per USD	1/22/2027	(300,000)	(343,200)	(358,550)	(15,350)
Euro	BNP Paribas	EUR per USD	5/22/2026	(420,000)	(454,650)	(496,754)	(42,104)
Euro	BNP Paribas	EUR per USD	10/22/2026	(480,000)	(535,920)	(568,707)	(32,787)
Euro	BNP Paribas	EUR per USD	7/22/2027	(4,208,000)	(4,830,784)	(5,045,599)	(214,815)
Euro	BNP Paribas	EUR per USD	8/21/2026	(350,000)	(412,510)	(415,182)	(2,672)
Euro	BNP Paribas	EUR per USD	10/22/2026	(120,000)	(134,340)	(142,704)	(8,364)
Euro	BNP Paribas	EUR per USD	11/23/2026	(600,000)	(676,500)	(714,441)	(37,941)
Euro	BNP Paribas	EUR per USD	4/22/2026	(410,000)	(455,592)	(482,354)	(26,762)
Euro	BNP Paribas	EUR per USD	1/22/2027	(300,000)	(358,710)	(357,406)	1,304
Euro	BNP Paribas	EUR per USD	2/20/2026	(870,000)	(974,226)	(1,024,842)	(50,616)
Euro	BNP Paribas	EUR per USD	4/22/2026	(360,000)	(400,500)	(425,214)	(24,714)
Euro	BNP Paribas	EUR per USD	1/22/2027	(410,000)	(492,082)	(490,019)	2,063
Euro	BNP Paribas	EUR per USD	10/22/2026	(120,000)	(133,860)	(142,177)	(8,317)
Euro	BNP Paribas	EUR per USD	7/22/2027	(310,000)	(373,364)	(371,705)	1,659
Euro	BNP Paribas	EUR per USD	10/22/2026	(280,000)	(313,964)	(332,976)	(19,012)
Euro	BNP Paribas	EUR per USD	11/20/2026	(9,320,000)	(10,503,640)	(11,096,301)	(592,661)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(144,365)	(152,942)	(8,577)
Euro	BNP Paribas	EUR per USD	1/22/2027	(260,000)	(308,750)	(309,752)	(1,002)
Euro	BNP Paribas	EUR per USD	2/20/2026	(400,000)	(430,600)	(471,192)	(40,592)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(144,820)	(153,550)	(8,730)
Euro	BNP Paribas	EUR per USD	1/22/2027	(340,000)	(404,906)	(406,357)	(1,451)
Euro	BNP Paribas	EUR per USD	5/22/2026	(350,000)	(410,585)	(413,962)	(3,377)
Euro	BNP Paribas	EUR per USD	7/22/2027	(210,000)	(250,782)	(251,800)	(1,018)
Euro	BNP Paribas	EUR per USD	10/22/2026	(360,000)	(408,672)	(428,112)	(19,440)
Euro	BNP Paribas	EUR per USD	11/20/2026	(330,000)	(360,855)	(392,895)	(32,040)
Euro	BNP Paribas	EUR per USD	7/22/2026	(250,000)	(279,300)	(296,201)	(16,901)
Euro	BNP Paribas	EUR per USD	10/22/2026	(430,000)	(512,044)	(511,355)	689
Euro	BNP Paribas	EUR per USD	11/20/2026	(280,000)	(331,380)	(333,365)	(1,985)
Euro	BNP Paribas	EUR per USD	1/22/2026	(270,000)	(299,322)	(317,648)	(18,326)
Euro	BNP Paribas	EUR per USD	2/20/2026	(430,000)	(501,767)	(506,531)	(4,764)
Euro	BNP Paribas	EUR per USD	4/22/2026	(300,000)	(333,840)	(354,345)	(20,505)
Euro	BNP Paribas	EUR per USD	7/22/2026	(370,000)	(418,396)	(438,378)	(19,982)
Euro	BNP Paribas	EUR per USD	1/22/2026	(410,000)	(459,610)	(482,354)	(22,744)
Euro	BNP Paribas	EUR per USD	4/22/2026	(390,000)	(439,140)	(460,649)	(21,509)
Euro	BNP Paribas	EUR per USD	10/22/2026	(410,000)	(485,276)	(487,572)	(2,296)
British Pound Sterling	BNP Paribas	GBP per USD	1/15/2026	(24,118,000)	(32,041,004)	(32,508,424)	(467,420)
British Pound Sterling	BNP Paribas	GBP per USD	2/13/2026	(24,623,000)	(32,347,235)	(33,186,813)	(839,578)
British Pound Sterling	BNP Paribas	GBP per USD	3/13/2026	(15,830,666)	(21,252,669)	(21,334,324)	(81,655)
British Pound Sterling	BNP Paribas	GBP per USD	2/13/2026	(3,626,000)	(4,839,622)	(4,887,113)	(47,491)
British Pound Sterling	BNP Paribas	GBP per USD	3/13/2026	(3,626,000)	(4,838,897)	(4,886,608)	(47,711)
Swedish Krona	BNP Paribas	SEK per USD	1/15/2026	(49,270,000)	(5,202,773)	(5,356,046)	(153,273)
Swedish Krona	BNP Paribas	SEK per USD	2/13/2026	(65,458,100)	(6,961,524)	(7,126,268)	(164,744)
Swedish Krona	BNP Paribas	SEK per USD	3/13/2026	(38,242,700)	(4,159,076)	(4,169,869)	(10,793)
TOTAL SALE CONTRACTS					(582,436,310)	(594,048,060)	(11,611,750)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(544,040,454)	$(555,026,726)	$(10,986,272)

EUR – Euro
GBP – British Pound Sterling
SEK – Swedish Krona

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED PORTFOLIO COMPOSITION

As of December 31, 2025 (Unaudited)

Country of Incorporation*	Value	Percent of Total Net Assets
Canada	$439,694	0.0%
Cayman Islands	48,328,148	1.4%
European Union	499,950,091	16.0%
Israel	1	0.0%
Switzerland	—	0.0%
United Kingdom	76,385,825	2.4%
United States	2,705,074,974	83.8%
Virgin Islands (British)	1,404,982	0.0%
Total Investments	3,331,583,715	103.6%
Liabilities in Excess of Other Assets	(114,935,598)	(3.6)%
Total Net Assets	$3,216,648,117	100.0%

*	This table does not include forward foreign currency exchange contracts. Please refer to the Consolidated Schedule of Investments for information on forward foreign currency exchange contracts.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Asset-Backed Securities	15.1%
Bank Loans	14.7%
Closed-End Funds	4.4%
Collateralized Loan Obligations	16.5%
Collateralized Mortgage Obligations	0.0%
Common Stocks
Consumer Discretionary	0.0%
Consumer Staples	0.1%
Financials	0.9%
Health Care	0.0%
Technology	1.3%
Total Common Stocks	2.3%
Corporate Bonds
Financials	1.0%
Mutual Funds	1.8%
Preferred Stocks
Consumer Non-Cyclical	0.2%
Consumer Staples	0.1%
Financials	1.2%
Technology	0.7%
Total Preferred Stocks	2.2%
Private Investment Vehicles
Investment Partnerships	25.3%
Non-Listed Business Development Companies	3.2%
Private Collateralized Loan Obligations	3.6%
Total Private Investment Vehicles	32.1%
Real Estate Investment Trusts	7.0%
Rights	0.0%
Units
Financials	0.7%
Warrants	0.1%
Short-Term Investments	5.7%
Total Investments	103.6%
Liabilities in Excess of Other Assets	(3.6)%
Total Net Assets	100.0%

*	This table does not include forward foreign currency exchange contracts. Please refer to the Consolidated Schedule of Investments for information on forward foreign currency exchange contracts.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the

Investment Manager as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined.

Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect fair value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect fair value, such fixed-income securities will be valued by the Valuation Designee using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2025 (Unaudited)

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

To the extent that the Fund invests in Private Investment Vehicles, the Fund will generally value those assets in accordance with the value determined as of such date by each private investment vehicle in accordance with the private investment vehicle’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment vehicle will represent the amount that the Fund could reasonably expect to receive from the private investment vehicle if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment vehicle does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment vehicle based on the most recent final or estimated value reported by the private investment vehicle, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment vehicle.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment vehicle. In other cases, as when a private investment vehicle imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist or when there have been no recent transactions in private investment vehicle interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment vehicle. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

In certain circumstances, the Valuation Designee may determine that a private investment vehicle’s NAV shall be adjusted more frequently. For these private investment vehicles, the NAVs are adjusted daily based on the total return that each Private Investment Vehicle is estimated by the Valuation Designee to generate during the period (adjusted NAV). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Private Investment Vehicles may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular Private Investment Vehicle under consideration.

The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2025 (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower and the debt instrument’s spread to U.S. Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the warrant using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

Note 2 – Fair Value Measurements and Disclosure

ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2025 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the net asset value as practical expedient are not included in the fair value hierarchy. As such, investments in CEFs, Private Investment Vehicles and REITs with a fair value of $845,293,727 are excluded from the fair value hierarchy as of December 31, 2025.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2025 (Unaudited)

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$-	$485,495,994	$485,495,994
Bank Loans	-	-	473,771,194	473,771,194
Closed-End Funds	97,129,658	-	-	97,129,658
Collateralized Loan Obligations	-	523,087,227	5,760,000	528,847,227
Collateralized Mortgage Obligations	-	3	-	3
Common Stocks
Consumer Discretionary	-	-	-	-
Consumer Staples	178,829	-	1,852,219	2,031,048
Financials	25,192,005	-	4,542,780	29,734,785
Health Care	-	-	961,848	961,848
Technology	-	-	41,130,427	41,130,427
Corporate Bonds*	-	30,250,875	-	30,250,875
Mutual Funds	57,979,615	-	-	57,979,615
Preferred Stocks
Consumer Non-Cyclical	-	-	7,500,000	7,500,000
Consumer Staples	-	-	2,676,844	2,676,844
Financials	6,328,291	-	31,449,233	37,777,524
Technology	-	-	22,826,603	22,826,603
Private Investment Vehicles
Investment Partnerships	-	-	338,264,796	338,264,796
Non-Listed Business Development Companies	-	-	-	-
Private Collateralized Loan Obligations	-	-	67,561,687	67,561,687
Real Estate Investment Trusts	-	-	51,957,728	51,957,728
Rights	392,464	-	2,794	395,258
Units	21,747,132	-	-	21,747,132
Warrants	509,174	1,273	3,595,248	4,105,695
Short-Term Investments	184,144,047	-	-	184,144,047
Subtotal	$393,601,215	$553,339,378	$1,539,349,395	$2,486,289,988
Closed-End Funds				43,759,080
Private Investment Vehicles
Investment Partnerships				477,393,027
Non-Listed Business Development Companies				102,283,331
Private Collateralized Loan Obligations				48,073,718
Real Estate Investment Trusts				173,784,571
Total Investments				$3,331,583,715
Other Financial Instruments**
Forward foreign currency exchange contracts	$-	$920,745	$-	$920,745
Total Assets	$393,601,215	$554,260,123	$1,539,349,395	$3,332,504,460

Liabilities
Other Financial Instruments**
Forward foreign currency exchange contracts	$-	$11,907,017.00	$-	$11,907,017.00
Total Liabilities	$-	$11,907,017.00	$-	$11,907,017.00

* All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Consolidated Schedule of Investments.

** Other financial instruments are derivative instruments such as forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2025 (Unaudited)

Note 3 – Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a Sub-Adviser. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2025.

Security Description	Shares/ Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Value End of Period	Dividend Income*	Interest Income*
Closed-End Funds
Opportunistic Credit Interval Fund - Class I(1)	2,606,317	$36,008,984	$-	$(6,459,826)	$(251,496)	$1,248,367	$30,546,029	$2,133,912	$-
Palmer Square Capital BDC, Inc.(1)	1,092,644	19,034,893	-	(4,699,608)	(844,672)	(171,283)	13,319,330	1,528,947	-
Collateralized Loan Obligations
Palmer Square European Loan Funding, Series 2022-1X, Class SUB, 0.000%, 10/15/2031(1)(2)(3)(4)	2,975,000	2,088,699	-	(3,285,841)	-	1,249,016	51,874	-	(1,083,634)
Palmer Square European Loan Funding, Series 2022-2X, Class SUB, 0.000%, 10/15/2031(1)(2)(3)(4)	4,000,000	135,813	-	-	-	(135,813)	-	-	80,500
Palmer Square European Loan Funding, Series 2022-3X, Class SUB, 0.000%, 4/12/2032(1)(2)(3)(4)	4,000,000	-	-	-	-	-	-	-	-
Palmer Square European Loan Funding, Series 2023-1X, Class SUB, 0.000%, 11/15/2032(1)(2)(3)(4)(5)	7,100,000	-	-	-	-	-	-	-	21,603
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 15.000%, 1/15/2033(1)(2)(3)(4)	8,325,000	8,377,306	-	(1,655,746)	-	860,640	7,582,200	-	(131,896)
Palmer Square European Loan Funding, Series 2023-3X, Class SUB, 15.000%, 5/15/2033(1)(2)(3)(4)	8,200,000	7,914,888	-	(1,719,459)	-	1,363,238	7,558,667	-	(154,248)
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 15.000%, 8/15/2033(1)(2)(3)(4)	10,575,000	9,034,500	-	(3,159,993)	-	2,776,350	8,650,857	-	(1,265,774)
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 15.000%, 5/15/2034(1)(2)(3)(4)	14,550,000	13,642,541	-	(2,802,011)	-	1,632,693	12,473,223	-	528,049
Palmer Square European Loan Funding, Series 2024-3X, Class SUB, 15.000%, 5/15/2034(1)(2)(3)(4)(5)	8,150,000	8,462,950	-	(824,769)	-	253,508	7,891,689	-	1,242,622
Palmer Square European Loan Funding, Series 2025-1X, Class SUB, 11.652%, 10/15/2034(1)(2)(3)(4)	6,200,000	6,704,152	-	(227,432)	-	(87,783)	6,388,937	-	496,772
Palmer Square European Loan Funding, Series 2025-2X, Class SUB, 6.693%, 2/15/2035(1)(2)(3)(4)(6)	8,050,000	-	8,989,391	-	-	(298,132)	8,691,259	-	848,760
Palmer Square European Loan Funding, Series 2025-3X, Class SUB, 0.000%, 7/15/2035(1)(2)(3)(4)(6)	7,250,000	-	8,598,197	-	-	(66,689)	8,531,508	-	231,342
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 15.000%, 10/15/2036(1)(2)(3)(4)	14,495,000	8,400,945	3,110,133	(472,651)	-	2,039,269	13,077,696	-	366,095
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 15.000%, 5/15/2037(1)(2)(3)(4)	14,000,000	14,239,915	-	(1,924,382)	-	673,441	12,988,974	-	1,426,826
Palmer Square European Loan Funding, Series 2024-2X, Class F, 11.745% (3-Month Euribor+824 basis points), 10/15/2037(1)(⁷)	-	4,841,633	100	(5,187,339)	608,984	(263,378)	-	-	153,503
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 15.000%, 10/15/2037(1)(2)(3)(4)	9,425,000	9,755,943	-	(107,542)	-	(1,523,285)	8,125,116	-	1,477,351
Palmer Square European Loan Funding, Series 2023-1X, Class FR, 10.296% (3-Month Euribor+827 basis points), 1/15/2038(1)(2)(3)(8)	1,700,000	1,831,481	-	-	-	114,181	1,945,662	-	188,185
Palmer Square European Loan Funding, Series 2023-1X, Class SUB, 15.000%, 1/15/2038(1)(2)(3)(4)	10,000,000	8,226,172	-	(27,549)	-	(1,195,826)	7,002,797	-	872,611
Palmer Square European Loan Funding, Series 2021-2X, Class SUB, 0.000%, 4/15/2035(1)(2)(3)(4)	4,570,000	1,952,939	1,320,766	-	-	(319,774)	2,953,931	-	(551,157)
Palmer Square European Loan Funding, Series 2025-2X, Class SUB, 12.136%, 7/15/2038(1)(2)(3)(4)(6)	10,000,000	-	10,977,583	-	-	187,066	11,164,649	-	511,062
Palmer Square European Loan Funding, Series 2025-2X, Class F, 10.196% (3-Month Euribor+817 basis points), 7/15/2038(1)(2)(3)(6)(8)	4,000,000	-	4,451,005	-	-	156,476	4,607,481	-	298,862
Palmer Square European Loan Funding, Series 2025-1X, Class SUB, 16.500%, 10/15/2039(1)(2)(3)(4)	6,500,000	6,325,692	23,307	(79,958)	-	(142,281)	6,126,760	-	634,824
Palmer Square Loan Funding Ltd., Series 2020-1A, Class SUB, 0.000%, 2/20/2028(1)(3)(4)(5)(9)	1,250,000	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2020-4A, Class SUB, 0.000%, 11/25/2028(1)(3)(4)(5)(9)	2,250,000	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2021-1A, Class SUB, 0.000%, 4/20/2029(1)(3)(4)(5)(9)	1,250,000	624,250	-	(931,016)	-	306,766	-	-	(303,626)
Palmer Square Loan Funding Ltd., Series 2021-2A, Class SUB, 0.000%, 5/20/2029(1)(3)(4)(5)(9)	2,150,000	1,234,536	-	(680,573)	-	(531,818)	22,145	-	517,579
Palmer Square Loan Funding Ltd., Series 2021-3A, Class SUB, 0.000%, 7/20/2029(1)(3)(4)(5)(9)	1,500,000	928,534	-	(728,871)	-	(46,666)	152,997	-	-
Palmer Square Loan Funding Ltd., Series 2021-4A, Class SUB, 0.000%, 10/15/2029(1)(3)(4)(5)(9)	3,100,000	1,975,757	-	(3,065,245)	-	1,267,118	177,630	-	(1,336,728	)(13)
Palmer Square Loan Funding Ltd., Series 2022-1A, Class SUB, 0.000%, 4/15/2030(1)(3)(4)(5)(9)	5,235,000	3,001,220	-	(5,012,302)	-	2,016,317	5,235	-	(2,101,005	)(13)
Palmer Square Loan Funding Ltd., Series 2022-2A, Class SUB, 15.000%, 10/15/2030(1)(3)(4)(5)(9)	6,000,000	4,318,255	-	(4,479,379)	-	1,445,512	1,284,388	-	(1,797,617	)(13)
Palmer Square Loan Funding Ltd., Series 2022-5I, Class SUB, 0.000%, 1/15/2031(1)(3)(4)(9)	1,250,000	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2022-3A, Class SUB, 10.500%, 4/15/2031(1)(3)(4)(5)(9)	6,250,000	5,609,536	-	(1,417,789)	-	325,872	4,517,619	-	(725,667	)(13)
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 0.000%, 7/20/2031(1)(3)(4)(5)(9)	4,675,000	114,294	-	(114,294)	-	-	-	-	84,427
Palmer Square Loan Funding Ltd., Series 2022-4A, Class SUB, 12.500%, 7/24/2031(1)(3)(4)(5)(9)	8,050,000	7,045,617	-	(1,951,950)	-	447,472	5,541,139	-	(884,194	)(13)
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 15.000%, 1/25/2032(1)(3)(4)(5)(9)	6,600,000	5,930,847	-	(1,225,184)	-	235,028	4,940,691	-	(219,483	)(13)
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 14.500%, 8/8/2032(1)(3)(4)(5)(8)	16,250,000	14,908,117	-	(2,573,094)	-	(1,276,112)	11,058,911	-	(245,670	)(13)
Palmer Square Loan Funding Ltd., Series 2024-1A, Class E, 10.888% (3-Month Term SOFR+657 basis points), 10/15/2032(1)(3)(5)(8)(9)	750,000	744,879	951	-	-	(16,836)	728,994	-	73,059
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 15.000%, 10/15/2032(1)(3)(4)(5)(9)	8,000,000	7,129,152	-	(1,485,169)	-	(326,860)	5,317,123	-	(112,715	)(13)
Palmer Square Loan Funding Ltd., Series 2024-2A, Class SUB, 15.000%, 1/15/2033(1)(3)(4)(5)(9)	17,500,000	17,538,682	-	(2,315,969)	-	(2,366,230)	12,856,483	-	1,447,613	(13)
Palmer Square Loan Funding Ltd., Series 2025-1A, Class SUB, 12.395%, 2/15/2033(1)(3)(4)(5)(9)	18,800,000	18,800,000	-	(2,331,148)	-	(1,660,754)	14,808,098	-	1,661,009	(13)
Palmer Square Loan Funding Ltd., Series 2025-2A, Class SUB, 8.090%, 7/15/2033(1)(3)(4)(5)(6)(9)	17,500,000	-	17,500,000	-	-	16,896	17,516,896	-	1,183,408
Palmer Square Loan Funding Ltd., Series 2025-3A, Class SUB, 0.000%, 1/15/2034(1)(3)(4)(5)(6)(9)	13,200,000	-	13,200,000	-	-	32,328	13,232,328	-	195,876
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 15.000%, 4/15/2037(1)(3)(4)(5)(9)	13,760,000	13,072,798	-	(670,112)	-	(2,707,762)	9,694,924	-	832,985	(13)
Palmer Square Loan Funding Ltd., Series 2024-2A, Class SUB, 15.000%, 7/20/2037(1)(3)(4)(5)(9)	11,000,000	9,657,361	-	(299,920)	-	(1,460,078)	7,897,363	-	1,014,807
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 16.500%, 7/20/2037(1)(3)(4)(5)(9)	6,500,000	6,186,472	-	(140,956)	-	(711,237)	5,334,279	-	757,845
Palmer Square Loan Funding Ltd., Series 2023-4A, Class SUB, 15.000%, 10/20/2037(1)(3)(4)(5)(9)	12,750,000	12,113,029	-	(1,005,767)	-	384,743	11,492,005	-	862,127	(13)
Palmer Square Loan Funding Ltd., Series 2024-4A, Class SUB, 15.000%, 1/15/2038(1)(3)(4)(5)(9)	14,000,000	14,194,624	-	-	-	(2,354,043)	11,840,581	-	1,758,002
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 15.000%, 1/20/2038(1)(3)(4)(5)(9)	4,000,000	4,128,190	-	(617,566)	-	108,172	3,618,796	-	44,517	(13)
Palmer Square Loan Funding Ltd., Series 2025-1A, Class SUB, 14.500%, 4/20/2038(1)(3)(4)(5)(9)	11,500,000	11,560,383	-	(11,838)	-	(784,229)	10,764,316	-	1,206,042
Palmer Square Loan Funding Ltd., Series 2025-3A, Class SUB, 13.089%, 7/20/2038(1)(3)(4)(5)(6)(9)	11,800,000	-	11,800,000	-	-	8,061	11,808,061	-	615,394
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 15.000%, 7/20/2038(1)(3)(4)(5)(9)	9,500,000	9,693,333	-	(1,215,704)	-	(1,425,118)	7,052,511	-	280,987	(13)
Palmer Square Loan Funding Ltd., Series 2025-2A, Class SUB, 11.665%, 7/20/2038(1)(3)(4)(5)(6)(9)	8,450,000	-	8,450,000	-	-	(763,586)	7,686,414	-	577,979
Palmer Square Loan Funding Ltd., Series 2025-5A, Class SUB, 0.000%, 10/20/2038(1)(3)(4)(5)(6)(9)	14,260,000	-	14,260,000	-	-	143,707	14,403,707	-	277,683
Palmer Square Loan Funding Ltd., Series 2025-4A, Class SUB, 13.035%, 10/20/2038(1)(3)(4)(5)(6)(9)	10,750,000	-	10,750,000	-	-	(1,950)	10,748,050	-	199,598
Palmer Square Loan Funding Ltd., Series 2023-3A, Class SUB, 10.916%, 1/20/2039(1)(3)(4)(5)(9)	8,000,000	7,555,258	-	(368,836)	-	(439,460)	6,746,962	-	290,415	(13)
Mutual Funds
Driehaus Event Driven Fund(10)(7)	-	37,240,967	-	(38,141,287)	(838,501)	1,738,821	-	-	-
Glenmede Secured Options Portfolio - Class Institutional(10)	4,141,401	77,873,967	24,000,000	(47,000,000)	1,199,065	1,906,583	57,979,615	5,293,492	-
Private Investment Vehicles
Audax Private Credit Fund, LLC(6)(10)	1,226,997	-	40,942,034	-	-	-	40,942,034	1,155,646	-
BC Partners Lending Corp.(1)	567,120	11,467,159	-	-	-	(147,451)	11,319,708	1,077,527	-
MCF CLO 12, LLC(10)(7)(11)	30,179,949	11,867,246	-	(11,548,335)	-	(318,911)	-	-	-
RiverNorth Capital Partners LP(1)(12)	1	19,570,057	-	(1,000,000)	-	1,613,407	20,183,464	-	-
TCW Direct Lending VIII, LLC(10)	795,000	36,565,578	14,907,427	-	-	(1,451,416)	50,021,589	5,925,546	-
Real Estate Investment Trusts
Invesco Real Estate Income Trust, Inc. - Class I(1)	1,992,811	53,214,090	-	(204,296)	-	(1,052,066)	51,957,728	2,490,017	-
	484,497,240	$592,843,634	$193,280,894	$(163,170,706)	$(126,620)	$504,221	$623,331,423	$19,605,087	$12,346,905

*	Net of foreign withholding taxes.
(1)	Advised or sponsored by a Sub-Adviser.
(2)	Principal Amount denoted in local currency.
(3)	Callable.
(4)	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
(6)	Security not held or not an affiliate at the beginning of the period.
(7)	Security not held or not an affiliate at the end of the period.
(8)	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(9)	Foreign security denominated in U.S. Dollars.
(10)	Entity in which the Fund has ownership of at least 5% of the voting securities outstanding.
(11)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(12)	Investment does not issue shares.
(13)	This amount includes adjustments to reflect distributions as return of capital.